[GRAPHIC OMITTED]

Smith Barney
Municipal
Money Market
Fund, Inc.

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------

March 31, 1999

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(R)

Smith Barney
Municipal
Money Market
Fund, Inc.

[PHOTO OMITTED]

HEATH B.
MCLENDON

Chairman

[PHOTO OMITTED]

JOSEPH P.
DEANE

Vice President

[PHOTO OMITTED]

JOSEPH
BENEVENTO

Vice President

Dear Shareholder:

We are pleased to provide you with the annual report for the Smith Barney Municipal Money Market Fund, Inc. ("Fund") for the period ended March 31, 1999. We hope you find this report to be useful and informative. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

As of March 31, 1999, the Municipal Money Market Fund's 7-day current yield was 2.48%. The Fund's 7-day effective yield -- which reflects compounding -- was 2.51%. This means that investors in the federal income tax bracket of 36% would have to earn a 3.92% taxable yield to match the tax-free income provided by the Fund.

Please note that an investment in the Fund is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1. 00 per share, it is possible to lose money by investing in the Fund.

Market & Economic Overview

The U.S. economy has once again proved its resilience despite challenges presented by faltering economies in a number of foreign countries. Gross Domestic Product ("GDP"), a key economic indicator that measures the total output of goods and services in the U.S., expanded by roughly 3.9% in 1998. The U.S. economy continues to experience strong domestic demand, fueling solid employment growth. Currently the U.S. unemployment rate is at its lowest level in nearly thirty years. While the current expansion, now in its ninth year, has strained


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 1
available labor resources, there have been few signs of rising inflation. The downside risk for the economy remains the building inflationary pressures stemming from continued strong demand coupled with tight labor markets.

At the most recent Federal Open Market Committee ("FOMC") meeting monetary policy was left unchanged. The last action by the Federal Reserve Board ("Fed") began in late September when instability in the financial markets prompted the FOMC to initiate three pre-emptive moves, lowering the federal-funds rate from 5.50% to 4.75%.

Tax-Exempt Money Market Overview and Outlook

During the reporting period, two factors have set the stage for decreased supply in the municipal money market. Strong state finances - as a result of increased income tax collections from strong economic growth - have brought added liquidity to state and local government general funds. This in turn has decreased the need for short term municipal issuance. In the variable rate demand obligation market, supply has decreased because many issuers are extending out to the longer end of the municipal bond yield curve in order to lock in historically low borrowing rates.

Variable rate demand obligations are demand instruments that usually have an indicated maturity of more than one year, but they contain a demand feature that enables the holder to redeem the investment on no more than 30 days notice. These instruments provide for automatic adjustment of new rates on set dates and are generally supported by letters of credit issued by domestic or foreign banks.

As a result of decreased supply, coupled with strong demand from many municipal money market funds, rates have become historically rich versus our taxable counterparts. Currently, the short end of the municipal market has already geared up for seasonal redemptions relating to individual and corporate income tax payments. As money is moved out of the market, we expect to see some relief and variable rate demand obligations should then represent better investment opportunities.

For most state and local governments, June signals the end of the current fiscal year and the pricing of a large portion of their annual note financings. With strong finances, we do not expect an increase in annual cash flow borrowing. However, we do anticipate an increase in state infrastructure financing projects in the form of bond anticipation notes (BANs) and that could help to ease supply concerns.


--------------------------------------------------------------------------------
2                                             1999 Annual Report to Shareholders

Investment Strategy

The Fund seeks to provide investors with income exempt from Federal income tax by investing in a portfolio of high-quality, short-term municipal obligations selected for liquidity and stability of principal. At the present time, we have shortened the Fund's average maturity to a 40-day range. This should enable us both to take advantage of attractive rates in the variable rate demand obligations market and help us contend with seasonal redemptions that normally occur during April tax season. Over the coming months, as we enter the note financing season, we aim to extend the Fund's average maturity.

In closing, thank you for investing in the Smith Barney Municipal Money Market Fund, Inc. We encourage you to visit our website at www.smithbarney.com and we look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon                   /s/ Joseph P. Deane

Heath B. McLendon                       Joseph P. Deane
Chairman                                Vice President


/s/ Joseph Benevento

Joseph Benevento
Vice President

April 30, 1999


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 3

--------------------------------------------------------------------------------
Schedule of Investments                                           March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Alabama -- 0.8%
   $ 5,935,000     NR+       Boaz IDB (Parker Hannifen Corp.) 3.05%(b)                     $    5,935,000
       950,000     NR+       Cullman IDR (Pressac Project) 3.30%(b)                               950,000
     7,400,000     A-1+      Decatur City Solid Waste Amoco 95 3.30%(b)                         7,400,000
     6,000,000     A-1+      Decatur IDR NEO Industries Series 98 3.30%(b)(c)                   6,000,000
     1,255,000     A-1+      Demopolis IDR (Mclain Inc. Project) 3.09%(b)(c)                    1,255,000
     6,930,000     A-1+      Huntsville GO Warrants PART 3.20%(b)                               6,930,000
     8,000,000     A-1       Montgomery BMC Special Care Facilities Authority Revenue
                               (VHA Alabama Inc. Cap) AMBAC-Insured 3.15%(b)                    8,000,000
     2,000,000     P-1*      Phenix City Kraft IDR 3.10%(b)                                     2,000,000
    16,500,000     A-1+      Tuscaloosa County IDA Solid Waste Disposal Revenue
                               (Tuscaloosa Steel Corp. Project)  3.05%(b)(c)                   16,500,000
---------------------------------------------------------------------------------------------------------
                                                                                               54,970,000
---------------------------------------------------------------------------------------------------------
Alaska -- 0.7%
                             Alaska State Housing Finance Corp.:
    16,635,000     VMIG 1*     Government Purpose University Series 97A 3.05%(b)               16,635,000
    11,115,000     VMIG 1*     PART AMBAC-Insured 3.40% due 4/8/99(d)                          11,115,000
                             Valdez Marine Term Revenue
                               (ARCO Transportation Project):
     2,000,000     VMIG 1*       Series 94A TECP 2.95% due 6/10/99                              2,000,000
     3,600,000     VMIG 1*       Series 94A TECP 2.95% due 6/09/99                              3,600,000
    11,900,000     VMIG 1*       Series B 3.05%(b)                                             11,900,000
     7,700,000     VMIG 1*   Valdez Exxon Corp., Series 93C 3.10%(b)                            7,700,000
---------------------------------------------------------------------------------------------------------
                                                                                               52,950,000
---------------------------------------------------------------------------------------------------------
Arizona -- 1.8%
                             Apache County IDR PCR Tucson Electric Power Co.:
     8,000,000     A-1+        IDR Series 83B 3.05%(b)                                          8,000,000
    24,600,000     A-1+        PCR Series 83A 3.05%(b)                                         24,600,000
     3,500,000     SP-1+     Arizona School District Cop TAN Series B
                               4.20% due 7/30/99                                                3,514,376
    22,000,000     SP-1+     Arizona School District TAN Finance Progam Series A
                               4.10% due 7/30/99                                               22,039,443
     1,300,000     A-1+      Coconino County PCR PUB SVC Navajo 3.25%(b)                        1,300,000
                             Maricopa County PCR (Southern California Edison):
     7,550,000     A-1         TECP Series D 3.15% due 7/16/99                                  7,550,000
     1,200,000     A-1         TECP Series E 3.15% due 7/16/99                                  1,200,000
                             Mesa Muni Development Corp (Special Tax):
     2,300,000     A-1+        TECP Series 85 3.15% due 7/22/99                                 2,300,000
     4,155,000     VMIG 1*     TECP Series 96B 3.30% due 10/6/99                                4,155,000
    23,600,000     A-1+      Phoenix Civic Improvement Corp (Excise Tax) 3.05%(b)(c)           23,600,000
     9,500,000     VMIG 1*   Phoenix GO Series 16 PART 3.10%(b)                                 9,500,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
4                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Arizona -- 1.8% (continued)
                             Pima County IDA:
   $ 8,000,000     A-1+        IDR Tucson Electric  Power Series A 3.05%(b)                $    8,000,000
    10,055,000     A-1+        Single Family Mortgage GNMA PART
                                 3.45% due 4/8/99(c)(d)                                        10,055,000
     2,800,000     A-1       Pinal County IDR PCR Magma Copper Project 92
                               3.00%(b)                                                         2,800,000
---------------------------------------------------------------------------------------------------------
                                                                                              128,613,819
---------------------------------------------------------------------------------------------------------
Arkansas -- 0.6%
     2,650,000     NR+       Atkins IDR (Green Bay Foods Project) 3.15%(b)(c)                   2,650,000
     3,300,000     VMIG 1*   Fayetteville IDR (Amcast Industrial Corp.)  3.05%(b)(c)            3,300,000
     7,000,000     NR+       Pine Bluff IDR (Greenfield Inc. Project)  3.15%(b)(c)              7,000,000
     6,000,000     NR+       Searcy IDR (Kohler Project) Series 88 3.15%(b)(c)                  6,000,000
     2,750,000     NR+       Sheridan IDR (Kohler Project) Series 85 3.05%(b)                   2,750,000
    14,500,000     A-1       Union County Solid Waste (Adj-Del-Tin Fiber LLC Project)
                               Series 97B 3.10% (b)(c)                                         14,500,000
     3,550,000     A-1+      Warren Solid Waste Disposal Revenue (Potlatch Corp.
                               Project) 3.15%(b)(c)                                             3,550,000
---------------------------------------------------------------------------------------------------------
                                                                                               39,750,000
---------------------------------------------------------------------------------------------------------
California -- 2.6%
    11,000,000     SP-1+     Alameda County California TRAN Series 99 4.50%
                               due 7/7/99                                                      11,025,385
     7,740,000     A-1+      Alameda Transporation Authority PART MBIA-Insured
                               2.95%(b)                                                         7,740,000
                             California Higher Education Loan Authority Inc. Revenue:
     9,675,000     VMIG 1*     Series 87C 3.75% due 6/1/99(c)(d)                                9,675,000
    20,000,000     VMIG 1*     Series B 3.65% due 7/1/99(d)                                    20,000,000
    32,900,000     VMIG 1*     Series 87A 3.80% due 5/1/99(d)                                  32,900,000
    25,000,000     VMIG 1*     Series 94 3.75% due 6/1/99(d)                                   25,000,000
    37,000,000     SP-1+     Fresno County TRAN 4.00% due 7/1/99                               37,036,445
    10,000,000     SP-1+     Los Angeles City TRAN Series 99 4.00% due 6/30/99                 10,010,339
    14,800,000     SP-1+     Los Angeles County TRAN Series A 4.50% due 6/30/99                14,832,751
     1,500,000     A-1+      Regional Airports Improvement Corp. (Los Angeles
                               International Airport) 3.15%(b)(c)                               1,500,000
    14,005,000     A-1       University of California Revenue Reference PART
                               Series E 2.84%(b)                                               14,005,000
---------------------------------------------------------------------------------------------------------
                                                                                              183,724,920
---------------------------------------------------------------------------------------------------------
Colorado -- 2.0%
     6,000,000     A-1       Colorado Housing & Finance Authority (Celestial
                               Seasoning) 3.20%(b)(c)                                           6,000,000
                             Colorado HFA MFH:
     7,800,000     A-1+        Central Park Series 96C 3.00%(b)                                 7,800,000
     4,370,000     A-1+        Greenwood Point Series 96D 3.00%(b)                              4,370,000
     7,500,000     A-1+        Hamptons Series 96G 3.00%(b)                                     7,500,000
     5,100,000     A-1+        Huntersridge Series 96E  3.00%(b)                                5,100,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 5

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Colorado -- 2.0% (continued)
   $ 4,490,000     P-1*      Colorado Postsecondary EFA Revenue (Regis Jesuit
                               High School Project) 3.10%(b)                               $    4,490,000
    15,000,000     SP-1+     Colorado State General Fund Revenue TRAN Series A
                               Series 99 4.00% due 6/25/99 15,015,165 Colorado
                             Student Loan Authority AMBAC-Insured:
     4,200,000     VMIG 1*     Series 89A 3.15%(b)(c)                                           4,200,000
     5,000,000     VMIG 1*     Series 90A 3.15%(b)(c)                                           5,000,000
     5,450,000     VMIG 1*     Series 99A-1 3.05%(b)                                            5,450,000
     7,500,000     VMIG 1*     Series 99A-3 3.15%(b)(c)                                         7,500,000
                             Denver City & County Airport Revenue:
     7,000,000     A-1+        MBIA-Insured PART 3.09%(b)                                       7,000,000
     9,900,000     A-1+        Series 97A TECP 3.00% due 4/9/99                                 9,900,000
     8,000,000     SP-1+     Douglas County School District CO TANS Series 98
                               3.75% due 6/30/99                                                8,015,490
    20,000,000     SP-1+     Jefferson County CO School District TANS Series 98R-1
                               3.15% due 6/30/99                                               20,041,056
    11,200,000     A-1       Lakewood MFH Revenue (Marston Pointe Apartments
                               Project) 3.15%(b)(c)                                            11,200,000
    14,000,000     A-1+      Lower Colorado River Authority TECP 2.85% due 6/15/99             14,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              142,581,711
---------------------------------------------------------------------------------------------------------
Delaware -- 0.8%
                             Delaware State Economic Development Authority:
    31,000,000     A-1+        IDA (Star Enterprises) Series B 3.00%(b)(c)                     31,000,000
    16,000,000     A-1+        Clean Power Project Series C 3.05%(b)(c)                        16,000,000
     2,660,000     NR+       Delaware Health Facilities Authority (Christiana
                               Care Services) AMBAC-Insured 4.50% due 10/1/99                   2,674,271
     5,795,000     A-1       New Castle County Economic Development Revenue
                               Refunding (Henderson McGuire Project) 3.05%(b)                   5,795,000
---------------------------------------------------------------------------------------------------------
                                                                                               55,469,271
---------------------------------------------------------------------------------------------------------
District of Columbia -- 1.2%
    24,355,000     AAA       District of Columbia GO Series A Refunding
                               AMBAC-Insured (Pre-Refunded--Escrowed with
                               U.S government securities to 6/1/99 Call @ 102)
                               7.50% due 6/1/99                                                25,016,340
     1,300,000     A-1       District of Columbia General Fund Series B-2 3.25%(b)              1,300,000
     7,830,000     VMIG 1*   District of Columbia HFA (Carmel Series) A 3.15%(b)                7,830,000
     4,500,000     A-1+      District of Columbia (National Academic Science) TECP
                               Series 99B 3.10% due 4/8/99                                      4,500,000
     2,000,000     VMIG 1*   District of Columbia Revenue (American University)
                               AMBAC-Insured Series 85 3.00%(b)                                 2,000,000
    39,000,000     SP-1+     District of Columbia TRAN Series B 3.75% due 9/30/99              39,123,032
     6,980,000     A-1+      Macon Pooled Variable Rate  PART MBIA-Insured 3.26%(b)             6,980,000
---------------------------------------------------------------------------------------------------------
                                                                                               86,749,372
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Florida -- 2.0%
   $ 1,100,000     A-1+      Citrus Park Community District Capital
                               Improvement 3.02%(b)                                        $    1,100,000
    30,000,000     A-1+      Collier County (Cleveland Clinic) Series 99 3.10%(b)              30,000,000
     1,000,000     A-1+      Dade County  Power & Light Series 93 3.25%(b)                      1,000,000
    10,000,000     VMIG 1*   Dade County  Water & Sewer PART FGIC-Insured
                               3.14%(b)                                                        10,000,000
     2,300,000     A-1+      Florida Capital Projects Finance Authority Revenue
                               (Capital Projects Loan Program) Series 97A
                               FSA-Insured 3.00%(b)                                             2,300,000
     6,220,000     A-1+      Florida HFA PART Series 96 3.12%(b)(c)                             6,220,000
     6,350,000     A-1+      Florida HFA Springs Colony Project Series 85FF 3.00%(b)            6,350,000
     6,000,000     A-1       Florida Local Government Community Association
                               of Counties Pooled Progam A  TECP
                               3.15% due 9/7/99                                                 6,000,000
     3,235,000     A-1+      Florida State Board of Education FGIC-Insured PART
                               3.07%(b)                                                         3,235,000
     3,000,000     AAA       Florida State Turnpike Authority (Pre-Refunded--
                               Escrowed with U.S. government securities to 7/1/99
                               Call @ 102) 7.5% due 6/1/09                                      3,087,849
     1,500,000     VMIG 1*   Hillsborough County (Seaboard Tampa) 198 3.00%(b)(c)               1,500,000
     5,000,000     A-1       Hillsborough County (Petroleum Packers) 3.20%(b)(c)                5,000,000
                             Jacksonville PCR Power and Light:
     1,500,000     A-1+        TECP Series 92 2.90% due 5/13/99                                 1,500,000
     3,000,000     A-1+        TECP Series 92 3.00% due 5/13/99                                 3,000,000
     1,500,000     A-1+        TECP Series 94 2.90% due 6/10/99                                 1,500,000
     2,400,000     A-1+        TECP Series 94 2.95% due 6/10/99                                 2,400,000
     3,000,000     NR+       Manatee Avon Cabinet Corp 3.15%(b)(c)                              3,000,000
                             Miami Dade County School of Board Corp. FSA-Insured:
     5,560,000     NR+         Series C 4.00% due 5/1/99                                        5,564,508
     3,750,000     NR+         Series C 4.00% due 8/1/99                                        3,762,261
     2,200,000     VMIG 1*   Pasco County HFA Multi-Family Revenue
                               (Carlton Arms Magnolia) 3.12%(c)                                 2,200,000
     2,350,000     NR+       Pinellas County Industrial Council IDR
                               (Molex EXT Inc. Project) 3.15%(b)(c)                             2,350,000
     5,000,000     VMIG 1*   Pinellas County HSG Foxbridge Apts 3.00%(b)                        5,000,000
     5,000,000     A-1+      Polk IDA Farmland Hydro LLP Series 99 3.10%(b)(c)                  5,000,000
     3,000,000     A-1+      Saint Lucie County Power and Light, TECP
                               Series 94A 2.95% due 6/10/99                                     3,000,000
     1,000,000     A-1+      Saint Lucie County Solid Waste District Power & Light
                               3.35%(b)(c)                                                      1,000,000
                             Sunshine State Government Finance Series 1986:
     2,700,000     VMIG 1*     TECP AMBAC-Insured 2.95% due 6/10/99                             2,700,000
     7,825,000     VMIG 1*     TECP AMBAC-Insured 3.15% due 8/10/99                             7,825,000
     5,700,000     A-1+      Tampa Occupational License Tax FGIC-Insued
                               Series A 3.02%(b)                                                5,700,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 7

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Florida -- 2.0% (continued)
   $11,000,000     VMIG 1*   West Orange Memorial Hospital Series A1 TECP
                               3.20% due 7/22/99                                           $   11,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              142,294,618
---------------------------------------------------------------------------------------------------------
Georgia -- 4.3%
     9,845,000     A-1+      Atlanta G.O. PART FGIC-Insured 3.07%(b)                            9,845,000
     7,250,000     A-1+      Atlanta Water & Sewer PART FGIC-Insured 3.20%(b)                   7,250,000
     6,700,000     A-1       Bartow County Power CO PCR Series 1 3.35%(b)(c)                    6,700,000
                             Burke County PCR Georgia Power Co.:
     8,200,000     A-1         Series 2 3.10%(b)                                                8,200,000
     7,000,000     A-1         Series 3 3.20%(b)                                                7,000,000
    39,200,000     A-1         Series 4 3.30%(b)                                               39,200,000
     8,200,000     NR+       Burke (Oglethorpe Power) 98B TECP AMBAC-Insured
                               3.15% due 8/10/99                                                8,200,000
     2,400,000     NR+       Carrollton IDR Holox Limited Project 3.00%(b)(c)                   2,400,000
     3,725,000     NR+       Clayton (Mcilrath Corp.) Project 3.09%(b)                          3,725,000
     1,200,000     NR+       Cobb County IDR Development Authority
                               (RLR Industries Inc. Project) 3.00%(b)(c)                        1,200,000
     4,055,000     A-1+      Cobb County Multi-Family Housing Williamstown
                               Apartment Project Series 89 3.15%(b)(c)                          4,055,000
     3,000,000     NR+       Decatur and Bainbridge Counties Development Authority
                               (Thomas & Betts Project) 3.00%(b)(c)                             3,000,000
                             De Kalb County Multi-Family Housing Authority
                               Revenue Refunding:
     5,100,000     A-1+          Camden Brook Project 3.05%(b)                                  5,100,000
     1,800,000     A-1+          Clairmont Crest Project 3.05%(b)                               1,800,000
     2,500,000     NR+       Dodge County IDA (Sylvan Hardwoods LLC Project)
                               3.00%(b)(c)                                                      2,500,000
     6,200,000     A-1+      Fayette County IDR Gardner Denver Co. 3.10%(b)(c)                  6,200,000
                             Fulton County:
    14,000,000     NR+         Pace Academy Inc. 3.00%(b)                                      14,000,000
     4,000,000     NR+         Authority Metro Altanta YMCA 97 3.00%(b)                         4,000,000
     3,500,000     NR+         IDA (Charles Mackarvich Project) 3.00%(b)(c)                     3,500,000
     7,750,000     A-1+        HSG (Spring Creek) 3.00%(b)                                      7,750,000
     3,100,000     A-1+        HSG (Greenhouse Holcomb Project) 3.00%(b)                        3,100,000
    19,300,000     VMIG 1*     Flight Safety Equipment Series 99 3.15%(b)(c)                   19,300,000
     8,000,000     VMIG 1*     Flight Safety Impovement Series 99 3.15%(b)(c)                   8,000,000
                             Georgia State GO:
     4,820,000     A-1+        Series B PART 3.07%(b)                                           4,820,000
    14,690,000     A-1+        Series D PART 3.07%(b)                                          14,690,000
    10,125,000     A-1+        Series C PART 3.07%(b)                                          10,125,000
    10,200,000     A-1+        Series 91C PART 3.07%(b)                                        10,200,000
     4,580,000     VMIG 1*     Series C PART 3.20%(b)                                           4,580,000
     4,835,000     VMIG 1*     Series 93C PART 3.20%(b)                                         4,835,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Georgia -- 4.3% (continued)
                             Georgia Municipal Electricity Authority:
   $ 6,600,000     A-1+        Series C 3.05%(b)                                           $    6,600,000
    14,610,000     A-1+        PART FGIC-Insured 3.07%(b)                                      14,610,000
     3,000,000     A-1+      Georgia Municipal Gas Authority (Agency Project)
                               Series C 3.05%(b)                                                3,000,000
     3,000,000     NR+       Georgia State Ports Authority (Colonels Terminal
                               Project) 3.00%(b)                                                3,000,000
     3,900,000     A-1+      Gwinnett County School District
                               IDR Christian Acadamy 3.00%(b)                                   3,900,000
     5,000,000     NR+       Haralson County Development IDR
                                 (Gold Kist Project) 3.00%(b)(c)                                5,000,000
     2,700,000     NR+       Jackson County IDA IDR (Snider Tire Inc.
                               Project) 3.00%(b)(c)                                             2,700,000
     4,800,000     A-1+      Marietta Housing Authority Multi-Family Revenue
                               Refunding (Concepts 21 Apartments) 3.00%(b)                      4,800,000
    10,000,000     A-1+      Met Atlanta Rapid Trans PART MBIA-Insured 3.07%(b)                10,000,000
     5,000,000     A-1+      Municipal Electricity Authority Special Obligation
                               MBIA-Insured PART 3.09%(b)                                       5,000,000
     3,200,000     NR+       Pike County IDA IDR (Thomaston Mills Inc. Project)
                               3.00%(b)(c)                                                      3,200,000
     5,000,000     NR+       Smyrna Housing Authority Multi-Family Housing
                               Revenue (Walton Grove Project) 3.00%(b)(c)                       5,000,000
     4,700,000     A-1+      Thomaston-Upson County IDA Revenue (De Ster
                               Production Corp.) Series A 3.20%(b)(c)                           4,700,000
     4,900,000     A-1+      Tift County (Burlen Corp.) 3.10%(b)(c)                             4,900,000
                             Tift County IDA IDR (Queen Carpet Corp. Project):
     3,000,000     NR+         Series A 3.00%(b)(c)                                             3,000,000
     1,500,000     NR+         Series B 3.15%(b)                                                1,500,000
     2,000,000     NR+       Valdosta-Lowndes (South Pecan Co.) 3.10%(b)(c)                     2,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              308,185,000
---------------------------------------------------------------------------------------------------------
Hawaii -- 0.1%
     1,000,000     VMIG 1*   Hawaii HSG Finance & Development Corp.
                               Series 93A 3.25%(b)                                              1,000,000
     6,820,000     VMIG 1*   Honolulu Waste and Water PART FGIC-Insured
                               3.40% due 11/17/99(d)                                            6,820,000
---------------------------------------------------------------------------------------------------------
                                                                                                7,820,000
---------------------------------------------------------------------------------------------------------
Idaho -- 0.4%
    13,000,000     A-1+      Custer County PCR (Amoco Oil) 3.30% due 4/1/99(d)                 13,000,000
    16,680,000     VMIG 1*   Idaho HFA FHA-Insured PART 3.725% due 4/8/99(c)(d)                16,680,000
---------------------------------------------------------------------------------------------------------
                                                                                               29,680,000
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Illinois -- 9.9%
   $15,660,000     A-1+      Central Lake Community Joint Action
                               Water Agency Interim Water Revenue
                               FGIC-Insured PART 2.95% due 7/15/99(d)                      $   15,660,000
     5,500,000     NR+       Centralia Hollywood Brands Series 83 3.05%(b)                      5,500,000
    43,040,000     VMIG 1*   Chicago Water Revenue FGIC-Insured PART 3.09%(b)                  43,040,000
    11,680,000     A-1+      Chicago GO AMBAC-Insured PART 3.09%(b)                            11,680,000
     6,425,000     A-1+      Chicago GO AMBAC-Insured PART 3.20%(b)                             6,425,000
     4,000,000     A-1+      Chicago IDR (Freedman Seating) Co. Project 3.09%(b)(c)             4,000,000
     5,000,000     A-1+      Chicago IDR (Zenith Controls) 3.09%(b)(c)                          5,000,000
    20,000,000     A-1+      Chicago Board of Education AMBAC-Insured PART
                               2.95% due 7/15/99(d)                                            20,000,000
     9,300,000     A-1+      Chicago Midway Airport Series B 3.20%(b)(c)                        9,300,000
     3,300,000     VMIG 1*   Chicago Multi-Family Housing (Waveland Assoc. Project)
                               Series D 3.00%(b)                                                3,300,000
     7,000,000     A-1+      Chicago O'Hare International Airport Revenue,
                               Second Lien Series 94C 3.00%(b)                                  7,000,000
    28,940,000     A-1       Chicago School Reference Series 91 PART
                               3.00% due 5/4/99(d)                                             28,940,000
    10,000,000     SP-1+     Chicago Tender Notes Series 99 2.95% due 1/27/00                  10,000,000
    19,657,000     VMIG 1*   Cook County GO PART FGIC-Insured 3.14%(b)                         19,657,000
     8,235,000     A-1+      Cook County GO PART MBIA-Insured 3.09%(b)                          8,235,000
    14,770,000     A-1+      Elmhurst JT Comm Accreditation (Commonwealth
                               Edison Co. Project) 3.00%(b)                                    14,770,000
                             Illinois Development Authority:
     3,225,000     A-1+        6 West Hubbard Street 3.20%(b)(c)                                3,225,000
     4,485,000     A-1+        CHS Acquistion Corp. 3.09%(b)(c)                                 4,485,000
     5,155,000     A-1+        Continental Midland Inc. 3.09%(b)(c)                             5,155,000
     1,800,000     A-1+        IDA Nuqay Industries Inc. Project 3.09%(b)(c)                    1,800,000
     2,000,000     A-1+        Kindlon Partners Project 3.09%(b)(c)                             2,000,000
     5,000,000     A-1+        Praire Packaging Inc. Project 3.09%(b)(c)                        5,000,000
     3,000,000     A-1+        Roll Service Inc. Project 3.10%(b)(c)                            3,000,000
     5,755,000     A-1+        F.C. Ltd. Partnership Project 3.09%(b)(c)                        5,755,000
                             Illinois Development Finance Authority PCR:
    15,000,000     A-1+        Series 87B  3.05%(b)(c)                                         15,000,000
    12,000,000     A-1+        Series 1994C  AMBAC-Insured 3.05%(b)                            12,000,000
    27,000,000     A-1+        Series 1997A  MBIA-Insured  3.10%(b)(c)                         27,000,000
     4,500,000     A-1+        Series 1997C  MBIA-Insured 3.05%(b)(c)                           4,500,000
     5,700,000     A-1+      Illinois Development Finance Authority Housing Revenue
                               (Cinnamon Lake Tower) 3.05%(b)(c)                                5,700,000
     5,600,000     A-1+      Illinois Development Finance Authority (Symphony Project)
                               Series 96 2.90%(b)                                               5,600,000
     8,000,000     A-1+      Illinois Development Finance Authority (Palos Community
                               Hospital) Series 98 3.00%(b)                                     8,000,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Illinois -- 9.9% (continued)
   $ 2,000,000     A-1+      Illinois Development Finance Authority
                               (Sinai Community Institution Project) 3.00%(b)              $    2,000,000
     2,600,000     A-1+      Illinois Development Authority Provena Health Series C
                               MBIA-Insured 3.00%(b)                                            2,600,000
     2,000,000     A-1+      Illinois Development Authority Glenwood School
                               For Boys 2.95%(b)                                                2,000,000
                             Illinois Development Finance Authority Revenue:
    35,000,000     A-1+        Adventist Health Systems Series A MBIA-Insured
                                 3.10%(b)                                                      35,000,000
     3,000,000     A-1+        Harris Pavilion (Residential Rental) 3.05%(b)(c)                 3,000,000
     9,500,000     A-1+        Safety Education - Foundation For Safety 3.00%(b)                9,500,000
    14,400,000     A-1+      Illinois HDA Residential Mortgage Revenue PART
                               AMBAC-Insured 3.45% due 4/8/99(b)(d)                            14,400,000
     2,800,000     A-1+      Illinois HSG Development Authority Community Howard
                               Theatre 3.09%(b)(c)                                              2,800,000
                             Illinois Health Facilities Alexian Medical Center TECP:
     2,520,000     A-1+        Series 2005 3.15% due 6/10/99                                    2,520,000
     1,100,000     A-1+        Series 2014 3.15% due 6/10/99                                    1,100,000
     1,800,000     A-1+        Series 2016 3.15% due 6/10/99                                    1,800,000
     1,300,000     A-1+        Series 2016 3.20% due 7/22/99                                    1,300,000
                             Illinois Health Facilities Authority Revenue:
    10,525,000     VMIG 1*     Edgewater Medical Center Series B 3.05%(b)                      10,525,000
    14,430,000     VMIG 1*     Pekin Memorial Hospital Series B 3.05%(b)                       14,430,000
     5,500,000     VMIG 1*     Pekin Memorial Hospital Series C 3.05%(b)                        5,500,000
     5,000,000     VMIG 1*     Pekin Memorial Hospital Series 97 3.05%(b)                       5,000,000
     4,025,000     A-1+        Pool Loan Series D 2.95%(b)                                      4,025,000
     6,400,000     A-1+        Swedish Covenant Hospital Project
                                 AMBAC-Insured 3.07%(b)                                         6,400,000
     9,950,000     A-1+        University of Chicago Hospital MBIA-Insured 3.10%(b)             9,950,000
                               University of Chicago TECP Series 85:
     1,500,000     VMIG 1*       2.95% due 5/3/99                                               1,500,000
    25,000,000     VMIG 1*       2.95% due 1/27/00                                             25,000,000
    24,550,000     A-1+        Victory Health Services Series 97B TECP 2.95%
                                 due 5/13/99                                                   24,550,000
     4,000,000     VMIG 1*   Illinois Education Facilities Authority
                               (Museum of Science) 2.95%(b)                                     4,000,000
     1,600,000     A-1+      Illinois Education Facilities (National College
                               Education) 3.05%(b)                                              1,600,000
    15,735,000     A-1+      Illinois RTA PART FGIC-Insured 3.07%(b)                           15,735,000
     3,255,000     A-1+      Illinois State Sales Tax Revenue PART
                               FSA-Insured 3.07%(b)                                             3,255,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                11

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Illinois -- 9.9% (continued)
                             Illinois State Toll Highway Authority FSA-Insured:
   $ 8,800,000     VMIG 1*     Series B 3.05%(b)                                           $    8,800,000
    13,000,000     A-1+        Series 98B 3.05%(b)                                             13,000,000
                             Illinois Student Assistance Community Student
                               Loan Revenue:
     2,940,000     VMIG 1*       Series 96A 3.10%(b)(c)                                         2,940,000
     7,800,000     VMIG 1*       Series 97A 3.10%(b)(c)                                         7,800,000
     2,470,000     NR+       Lincolnwood IDR Refunding (Illinois Self Storage Center)
                               3.10%(b)                                                         2,470,000
     2,500,000     A-1+      Lisle MFH (Ashley of Lisle Project) 3.10%(b)                       2,500,000
     3,300,000     A-1+      Lockport IDR (Panduit Corp. Project) 3.00%(b)(c)                   3,300,000
                             Madison County Shell Oil Project:
     3,000,000     A-1+        Series 88 3.30%(b)(c)                                            3,000,000
    11,400,000     A-1+        Series 97A 3.30%(b)(c)                                          11,400,000
                             Metropolitan Pier Exposition Authority McCormick:
    19,415,000     A-1+        FGIC-Insured PART 3.07%(b)                                      19,415,000
    10,000,000     A-1+        FGIC-Insured PART 3.09%(b)                                      10,000,000
     2,000,000     A-1+      Oswego IDR (Griffith Laboratories Project) 3.00%(b)(c)             2,000,000
     5,250,000     NR+       Pekin IDR Refunding (BOC Group Inc. Project) 3.05%(b)              5,250,000
     1,785,000     NR+       River Grove IDR Refunding (Self Storage Center) 3.10%(b)           1,785,000
    15,000,000     A-1+      Rolling Meadows BFI Waste System Series 99 3.01%(b)(c)            15,000,000
    10,000,000     VMIG 1*   Shaumberg, Cook & Dupage County Series 98A 3.00%(b)               10,000,000
     3,000,000     A-1+      Shaumberg MFH Windsong 3.00%(b)                                    3,000,000
                             Southwestern Illinois Development Authority
                               Solid Waste Shell Oil Co.:
     1,700,000     A-1+          Series 91 3.30%(b)(c)                                          1,700,000
     4,400,000     A-1+          Series 92 3.30%(b)(c)                                          4,400,000
     4,400,000     A-1+      Tinley Park MFH Edgewater Walk 3.00%(b)                            4,400,000
    11,000,000     A-1+      University of Illinois Revenue Health Services Facilities
                               Systems Series B 3.00%(b)                                       11,000,000
     3,000,000     A-1+      University of Illinois Revenue PART MBIA-Insured 3.07%(c)          3,000,000
    13,805,000     A-1+      Will County MFH Woodland Crest Hill Project 3.09%(b)(c)           13,805,000
    12,400,000     A-1+      Winnebago Boone County PART FSA-Insured
                               3.40% due 4/1/99(d)                                             12,400,000
---------------------------------------------------------------------------------------------------------
                                                                                              702,582,000
---------------------------------------------------------------------------------------------------------
Indiana -- 3.1%
     1,785,000     NR+       Bluffton Economic Development Revenue
                               (Snider Tire Inc. Project) 3.15%(b)(c)                           1,785,000
     3,700,000     VMIG 1*   Fort Wayne Hospital Authority Revenue
                               (Parkview Memorial Hospital) Series B 3.00%(b)                   3,700,000
     4,500,000     VMIG 1*   Fort Wayne PCR (General Motors Corp. Project) 3.10%(b)             4,500,000
     2,600,000     VMIG 1*   Franklin ECO Pedcor Investments 3.15%(b)(c)                        2,600,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Indiana -- 3.1% (continued)
                             Hammond Local Public Improvement Bond Bank:
   $ 1,140,000     A-1+        1999 Series A-1 3.10% due 7/6/99                            $    1,140,000
    20,000,000     A-1+        1999 Series A-2 3.65% due 1/6/00                                20,074,308
    20,000,000     SP-1+     Indiana Bond Bank Series A-2 3.50% due 1/19/00                    20,082,906
     2,500,000     NR+       Indiana EDL Facility (Wesleyan Series B) 3.05%(b)                  2,500,000
     4,500,000     A-1+      Indiana State Development Finance Authority
                               Enterprise Center III Project 3.09%(b)(c)                        4,500,000
     7,500,000     A-1+      Indiana Health Facility Financing Authority Hospital Revenue
                               (Community Hospitals Project) Series B 3.10%(b)                  7,500,000
     4,800,000     A-1+      Indiana Health Facilities Development Finance Authority
                               Youth Opportunity Center 2.95%(b)                                4,800,000
    18,000,000     A-1+      Indiana IDA Solid Waste (Pure Air Series 91) TECP
                               3.20% due 6/7/99(b)                                             18,000,000
                             Indiana Local Public Improvement Bond Bank:
     3,000,000     SP-1+       Series F 3.50% due 7/12/99                                       3,004,263
     5,100,000     SP-1+       Series H 3.50% due 7/12/99                                       5,107,247
                             Indiana Secondary Market Educational Loans Inc.
    13,900,000     A-1+        Education Loan Revenue Series 89B
                                 AMBAC-Insured 3.10%(b)(c)                                     13,900,000
     5,300,000     A-1+        Education Loan Revenue Series 88B
                                 AMBAC-Insured 3.10%(b)(c)                                      5,300,000
    16,100,000     A-1+      Indiana State Development Finance Facilities Indiana
                               Historical Society 2.95%(b)                                     16,100,000
     3,925,000     A-1+      Indiana State Toll Road Commission PART 3.07%(b)                   3,925,000
     6,000,000     AAA       Indiana University Hospital Revenue Clarian Health
                               (Prerefunded-Escrowed with U.S. goverment securities
                               to 8/1/99 Call @ 102) 7.50% due 8/1/99                           6,205,678
     2,615,000     A-1+      Marion Economic Development Revenue Synectic
                               Partnership PART 3.00%(b)                                        2,615,000
     2,500,000     A-1+      Newton County EDA Intec Group Inc. 3.09%(b)(c)                     2,500,000
    10,100,000     VMIG 1*   Petersburg Power & Light Series B AMBAC-Insured
                               3.05%(b)                                                        10,100,000
    20,000,000     VMIG 1*   Petersburg Solid Waste Disposal Industrial Power Light
                               3.10%(b)(c)                                                     20,000,000
     1,300,000     NR+       Plymouth RCR (Dean Foods Co. Project) 3.05%(b)(c)                  1,300,000
     1,160,000     VMIG 1*   Richmond Economic Development Authority Beverly
                               Enterprises IDR 3.00%(b)                                         1,160,000
     5,000,000     A-1       Rockport AK Steel Corp. Series 99A 3.10%(b)(c)                     5,000,000
    21,600,000     NR+       Rockport PCR Refunding (Michigan Power Co. Project)
                               Series B AMBAC-Insured 3.00%(b)                                 21,600,000
    13,400,000     A-1+      University of Southern Indiana Student Housing 2.95%(b)           13,400,000
---------------------------------------------------------------------------------------------------------
                                                                                              222,399,402
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                13

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Iowa -- 0.7%
   $ 3,000,000     P-1*      Iowa HFA IDR (Sauer - Sundstrand Co. Project)
                               3.00%(b)(c)                                                 $    3,000,000
     3,000,000     NR+       Iowa Finance Authority IDR (Dixie Bedding Co. Project)
                               3.15%(b)(c)                                                      3,000,000
    11,700,000     A-1+      Iowa Higher Education Authority Private College
                               MBIA-Insured 3.15%(b)                                           11,700,000
    25,000,000     SP-1+     Iowa State School Cash Anticipation
                               Series A 4.50% due 6/25/99                                      25,047,740
     4,365,000     A-1       Polk County Hospital Equipment & Improvement
                               MBIA-Insured 3.00%(b)                                            4,365,000
---------------------------------------------------------------------------------------------------------
                                                                                               47,112,740
---------------------------------------------------------------------------------------------------------
Kansas -- 0.7%
     3,400,000     NR+       Fredonia Revenue Exempt Facilities
                               (Systech Enrvironmental) 3.30%(b)(c)                             3,400,000
     1,925,000     NR+       Lawrence IDR Ram Co. Project Series A 3.15%(b)(c)                  1,925,000
     6,000,000     A-1+      Mission MFH (Silverwood Apartments Project) 3.00%(c)               6,000,000
    14,000,000     NR+       Sedgewick County Airport Facility Revenue (Flight Safety
                               International Inc. Project) 3.15%(b)(c)                         14,000,000
    15,100,000     MIG 1*    Topeka Temp Notes Series B 4.0% due 7/1/99                        15,115,342
                             Wichita Airport Authority Airport Facilities Revenue
                               (Flight Safety International Project):
     3,300,000     NR+           Series 90 3.05%(c)                                             3,300,000
     6,170,000     NR+           Series 92 3.15%(b)(c)                                          6,170,000
---------------------------------------------------------------------------------------------------------
                                                                                               49,910,342
---------------------------------------------------------------------------------------------------------
Kentucky -- 2.0%
     4,700,000     NR+       Boone County IDR Curtin Matheson 3.05%(b)(c)                       4,700,000
     3,250,000     NR+       Calvert City PCR (BOC Group Inc. Project) 3.05%(b)                 3,250,000
    17,970,000     VMIG 1*   Clipper Kentucky Tax-Exempt Trust PART 3.11%(b)                   17,970,000
                             Hancock County IDR (Southwire Co. Project):
    21,685,000     NR+         Series 92A 3.20%(b)                                             21,685,000
     1,000,000     NR+         Series 92B 3.20%(b)                                              1,000,000
     2,000,000     VMIG 1*   Fulton County (United Healthcare Hospital Co.) 3.00%(b)            2,000,000
     2,225,000     A-1+      Kenton County Airport PART MBIA-Insured 3.17%(b)(c)                2,225,000
    22,000,000     SP-1+     Kentucky Asset/Liability Community Project Note 98
                               Series A 3.50% due 11/1/99                                      22,068,859
    23,450,000     A-1+      Kentucky Higher Education Student Loan
                               AMBAC-Insured 3.05%(b)(c)                                       23,450,000
     3,450,000     A-1+      Morgantown Southern Health Care Systems
                               Project A 3.05%(b)                                               3,450,000
                             Lexington-Fayette Kentucky Airport:
     4,900,000     VMIG 1*     MBIA-Insured Series A 3.20%(b)(c)                                4,900,000
     6,700,000     A-1+        MBIA-Insured Series C 3.20%(b)(c)                                6,700,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Kentucky -- 2.0% (continued)
                             Louisvllle and Jefferson County Sewer PART:
   $ 8,620,000     A-1         FGIC-Insured 3.20% due 9/8/99(d)                            $    8,620,000
    14,440,000     A-1         FGIC-Insured 3.70% due 4/1/99(d)                                14,440,000
     4,300,000     A-1+      Owensboro IDA West Irving Die Castings 3.09%(b)(c)                 4,300,000
---------------------------------------------------------------------------------------------------------
                                                                                              140,758,859
---------------------------------------------------------------------------------------------------------
Louisiana -- 2.5%
    25,000,000     A-1       Jefferson Parish Service District-West Jefferson
                               Medical Center FSA-Insured 3.01%(b)                             25,000,000
    24,000,000     A-1+      Lake Charles Harbor & Terminal District Port
                               (Citgo Petroleum Corp.) Series 84 3.05%(b)(c)                   24,000,000
    13,000,000     A-1+      Lake Charles Harbor & Terminal District (Global
                               Industries Ltd) 3.10%(b)(c)                                     13,000,000
     6,800,000     A-1+      Lincoln PCR Willamette Industrial Inc., Project 3.10%(b)(c)        6,800,000
                             Louisiana Public Facility Authority:
     9,900,000     A-1+        Willis Knighton Medical Center AMBAC-Insured 3.10%(b)            9,900,000
     8,590,000     A-1+        College & Equipment Series A FGIC-Insured 3.00%(b)               8,590,000
     7,025,000     VMIG 1*   Lousiana State GO Series 29A  PART MBIA-Insured
                               3.10%(b)                                                         7,025,000
    10,000,000     A-1       Louisiana State GO PART AMBAC-Insured 3.09%(b)                    10,000,000
    10,000,000     A-1       Louisiana State GO PART FSA-Insured 3.09%(b)                      10,000,000
     6,800,000     A-1+      Offshore Term Authority Loop Inc. Series A 3.05%(b)                6,800,000
    32,050,000     VMIG 1*   New Orleans Aviation Board Revenue Refunding
                               Series B MBIA-Insured 3.00%(b)                                  32,050,000
     5,000,000     NR+       Ouachita Parish IDB IDR (Sulzer Escher Wyss Project)
                               3.10%(b)(c)                                                      5,000,000
     2,500,000     VMIG 1*   Parish Jefferson Home Mortgage Authority Series A-2
                               3.625% due 9/1/99(c)(d)                                          2,500,000
     9,500,000     P-1*      Plaquemines Port Harbor& Terminal District (Chevron
                               Pipeline) 3.65% due 9/1/99(d)                                    9,501,911
                             St. Charles Parish PCR Shell Oil:
     2,900,000     A-1+        Series 93 3.30%(b)(c)                                            2,900,000
     4,500,000     A-1+        Series 91 3.30%(b)(c)                                            4,500,000
     1,000,000     NR+       Vermillion Parish  IDR  (Garan Inc. Project) 3.15%(b)(c)           1,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              178,566,911
---------------------------------------------------------------------------------------------------------
Maine -- 0.1%
     7,285,000     A-1       Westbrook Revenue (Southern Container Corp. Project)
                               3.20%(b)(c)                                                      7,285,000
---------------------------------------------------------------------------------------------------------
Maryland -- 3.0%
                             Anne Arundel County GO BAN TECP:
     4,200,000     A-1+        Series A 2.85% due 5/14/99                                       4,200,000
    13,000,000     A-1+        Series B 2.85% due 5/14/99                                      13,000,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                15

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Maryland -- 3.0% (continued)
   $ 5,000,000     NR+       Baltimore County EDR (Art Litho Co. Project) 3.15%(b)(c)      $    5,000,000
    10,000,000     A-1+      Baltimore County GO TECP 2.85% due 4/7/99                         10,000,000
    15,000,000     A-1       Baltimore County (Oak Crest Village) Series 99A 3.05%(b)          15,000,000
     1,000,000     A-1+      Baltimore PCR Refunding (SCM Plants Project) 3.05%(b)              1,000,000
    20,000,000     A-1+      Gaithersburg EDR (Asbury Methodist) Series A MBIA-
                               Insured 3.10%(b)                                                20,000,000
                             Maryland State Health & Higher Educational Facilities
                               Authority Revenue:
    29,300,000     VMIG 1*       Series A 3.05%(b)                                             29,300,000
     6,000,000     VMIG 1*       Series B 3.05%(b)                                              6,000,000
    11,680,000     VMIG 1*       Charlestown Community 3.00%(b)                                11,680,000
    11,070,000     A-1+      Montgomery  GO Series A Public PART 3.07%(b)                      11,070,000
                             Montgomery County Economic Development Revenue
                               (Howard Hughes Medical Center):
    12,100,000     A-1+          Series A 3.00%(b)                                             12,100,000
    22,500,000     A-1+          Series 90B 3.00%(b)                                           22,500,000
    25,500,000     A-1+          Series C 3.00%(b)                                             25,500,000
    29,000,000     A-1+      Montgomery County Housing Opportunity Community
                                Housing Revenue (Draper Land Apartments)
                                Issue I  FGIC-Insured 3.10%(b)(c)                              29,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              215,350,000
---------------------------------------------------------------------------------------------------------
Massachusetts -- 2.2%
     4,100,000     A-1       Boston IDR (Boston Home Inc.) 3.20%(b)                             4,100,000
                             Clipper Massachusetts Tax Exempt Trust:
     8,793,000     VMIG 1*     PART AMBAC-Insured 3.11%(b)                                      8,793,000
     9,385,000     VMIG 1*     PART AMBAC-Insured 3.21%(b)(c)                                   9,385,000
                             Massachusetts Bay Transit Authority:
    82,000,000     SP-1+       Series B 1998 4.25% due 9/3/99                                  82,313,397
    10,000,000     A-1+        Series C TECP 3.15% due 6/10/99                                 10,000,000
     6,000,000     A-1+      Massachusetts GO Series B 2.85%(b)                                 6,000,000
     2,480,000     A-1+      Massachusetts IDR IFA 420 (Newburyport Turnpike)
                               Series 98 3.20%(b)(c)                                            2,480,000
     4,650,000     A-1+      Massachusetts Health and Education (Berklee College)
                               Series D MBIA-Insured 2.95%(b)                                   4,650,000
     9,180,000     A-1+      Massachusetts HFA Series 94A PART AMBAC-Insured
                               3.05%(b)(c)                                                      9,180,000
     7,600,000     VMIG 1*   Massachusetts HFA Single Family PART AMBAC-Insured
                               3.05%(b)                                                         7,600,000
                             Massachusetts Water Resource Authority:
     3,900,000     A-1+        Series B AMBAC-Insured 2.95%(b)                                  3,900,000
     9,500,000     A-1+        TECP Recovery 94 3.10% due 9/7/99                                9,500,000
---------------------------------------------------------------------------------------------------------
                                                                                              157,901,397
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
16                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Michigan -- 2.8%
   $ 3,500,000     NR+       Berrien County Limited Obligation Revenue (Menasha
                               Corp. Project) 3.05%(b)                                     $    3,500,000
     2,565,000     A-1+      Detroit School District Series 98C PART 3.07%(b)                   2,565,000
                             Detroit Sewer Disposable Revenue PART:
    18,850,000     A-1+        FGIC-Insured Series 93A 3.09%(b)                                18,850,000
    10,800,000     A-1+        MBIA-Insured Series 98A 3.00%(b)                                10,800,000
    10,619,000     VMIG 1*   Dewitt Public School PART FSA-Insured 3.11%(b)                    10,619,000
                             Michigan State Muni Board Authority:
     4,000,000     SP-1+       Series B 4.50% due 7/2/99                                        4,010,563
     2,500,000     NR+         Series C 4.50% due 8/27/99                                       2,506,602
    38,655,000     SP-1+       Series D-1 4.25% due 8/27/99                                    38,757,080
    36,115,000     SP-1+       Series D-1 4.25% due 8/27/99                                    36,210,373
    17,307,000     VMIG 1*   Michigan State Turnpike Line PART
                               MBIA-Insured 3.11%(b)                                           17,307,000
     5,800,000     A-1+      Michigan State Building Authority TECP Series 2
                               3.15% due 8/5/99                                                 5,800,000
     4,000,000     VMIG 1*   Michigan State HDA PART FSA-Insured Series A 3.12(b)(c)            4,000,000
     2,500,000     A-1       Michigan State Hospital Finance Authority Revenue
                               St. Mary Hospital of Livonia Series A 3.00%(b)                   2,500,000
    21,060,000     VMIG 1*   Michigan Strategic Fund PCR (General Motors Corp.
                               Project) 3.00%(b)                                               21,060,000
     7,000,000     A-1       Saline EDA (Associate Spring Project) Series 88
                               3.20%(b)(c)                                                      7,000,000
    10,000,000     A-1       Saline EDA (Evangelical Homes Project) 2.95%(b)                   10,000,000
     6,500,000     A-1+      Wayne Charter County Airport Revenue (Detroit
                               Metropolitan Community) 3.05%(b)(c)                              6,500,000
---------------------------------------------------------------------------------------------------------
                                                                                              201,985,618
---------------------------------------------------------------------------------------------------------
Minnesota -- 0.9%
     1,600,000     A-1+      Duluth Lake Superior Paper Co. 3.00%(b)                            1,600,000
     1,700,000     A-1+      Hubbard County Solid Waste Disposal Revenue
                               (Potlatch Corp. Project) 3.15%(b)(c)                             1,700,000
                             Minnesota HFA:
     8,535,000     A-1+        Series F 3.65% due 8/9/99(b)(d)                                  8,535,000
     5,155,000     A-1+        Series G 3.70% due 8/9/99(b)(d)                                  5,155,000
    13,750,000     A-1+        Series H 3.70% due 8/9/99(b)(d)                                 13,750,000
     4,565,000     VMIG 1*   Minnesota GO PART 3.20%(b)                                         4,565,000
     4,000,000     MIG1*     Minnesota Tax Aid Anticipation Borrow Project
                               2.95% due 2/24/00                                                4,000,000
                             Rochester Health Care Facility (Mayo Foundation Project):
    10,000,000     A-1+        Series A  3.20%(b)                                              10,000,000
    17,600,000     A-1+        Series C  3.20%(b)                                              17,600,000
---------------------------------------------------------------------------------------------------------
                                                                                               66,905,000
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                17

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Mississippi -- 0.6%
   $ 4,900,000     P-1*      Jackson PCR (Chevron) Series 93 3.10%(b)                      $    4,900,000
     1,700,000     NR+       Jackson County PORT (Chevron) Series 93 3.15%(b)                   1,700,000
    14,000,000     NR+       Mississippi Business Financial Corp. (Choctaw
                               Generation Ltd) 3.15%(b)(c)                                     14,000,000
    16,810,000     A-1+      Mississippi State GO Highway PART 3.07%(b)                        16,810,000
     5,350,000     NR+       Newton IDR Refunding (La-Z-Boy Chair Co. Project)
                               3.05%(b)                                                         5,350,000
     2,500,000     NR+       Washington County IDR (La-Z-Boy Chair Co. Project)
                               3.15%(b)(c)                                                      2,500,000
---------------------------------------------------------------------------------------------------------
                                                                                               45,260,000
---------------------------------------------------------------------------------------------------------
Missouri -- 1.3%
     2,870,000     A-1+      Jefferson County IDR (Westview Nursing) 2.95%(b)                   2,870,000
                             Kansas City IDA MFH Revenue:
     7,795,000     A-1+        Willow Creek IV Apartments 2.95%(b)                              7,795,000
     1,000,000     A-1+        Sleepy Hollow Project 3.00%(b)                                   1,000,000
                             Missouri Higher Education Loan Authority
                               Student Loan Revenue:
    22,900,000     VMIG 1*       Series 90A  3.10%(b)(c)                                       22,900,000
     1,250,000     VMIG 1*       Series 90B  3.10%(b)(c)                                        1,250,000
     3,720,000     VMIG 1*   Missouri State Environmental Improvement
                               PART 3.07%(b)                                                    3,720,000
     4,000,000     A-1+      Missouri State Environmental Improvement and
                               Energy Authority Utilicorp United Inc.
                               Project  3.05%(b)(c)                                             4,000,000
                             Missouri State Environmental PCR Union Electric:
     5,900,000     A-1+        Series 85A 2.60%(b)                                              5,900,000
     3,000,000     SP-1+       Series 98C Columbia Public School District
                                 4.25% due 9/13/99                                              3,007,818
     3,000,000     SP-1+       Series 98H Mehiville School District
                                 4.25% due 9/13/99                                              3,007,819
    11,000,000     SP-1+       Series 98K St Louis School District
                                 4.25% due 9/13/99                                             11,028,668
    11,395,000     A-1+      St. Louis Airport Revenue FGIC-Insured PART
                               3.12%(b)(c)                                                     11,395,000
    13,085,000     A-1+      St. Louis GO PART 3.07%(b)                                        13,085,000
     4,000,000     NR+       Versailles IDA IDR Refunding (Gates Rubber Co.
                               Project) 3.10%(b)                                                4,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               94,959,305
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Montana -- 0.3%
  $  1,100,000     P-1*      Missoula IDR (Washington Corp. Project) 2.91%(c)              $    1,100,000
     3,925,000     A-1+      Montana EDA (Farmers Union Central Project)
                               3.10%(c)                                                         3,925,000
    14,100,000     A-1+      Montana Board of Investment (Colstrip 89)
                               3.10%(b)(c)                                                     14,100,000
     3,500,000     VMIG 1*   Montana State Board Housing PART FHA-Insured
                               3.12%(b)(c)                                                      3,500,000
---------------------------------------------------------------------------------------------------------
                                                                                               22,625,000
---------------------------------------------------------------------------------------------------------
North Dakota -- 0.1%
     3,600,000     A-1+      Mercer County Minnesota Power Series 99 3.00%(b)                   3,600,000
---------------------------------------------------------------------------------------------------------
Nebraska-- 1.2%
                             Nebraska Higher Education Loan Program Income
                               Revenue Student Loan Program:
    22,575,000     A-1+          Series 1986A 3.20%(b)(c)                                      22,575,000
     2,650,000     A-1+          Series 1986B 3.20%(b)(c)                                       2,650,000
    10,425,000     A-1+          Series 1986C 3.20%(b)(c)                                      10,425,000
    22,280,000     A-1+          Series 1986D 3.20%(b)(c)                                      22,280,000
     4,600,000     A-1+          Series 1988C 3.20%(b)(c)                                       4,600,000
    19,995,000     A-1+      Nebraska IFA PART 3.25%(b)(c)                                     19,995,000
---------------------------------------------------------------------------------------------------------
                                                                                               82,525,000
---------------------------------------------------------------------------------------------------------
Nevada -- 1.1%
    17,100,000     A-1+      Clark County PCR Southern California Education
                               Series 87A 2.80%(b)(c)                                          17,100,000
    11,450,000     A-1+      Clark County School District PART FGIC-Insured 3.07%(b)           11,450,000
                             Las Vegas Water District GO TECP Series A:
    13,000,000     A-1+        2.75% due 4/7/99                                                13,000,000
    24,000,000     A-1+        2.80% due 5/12/99                                               24,000,000
     4,460,000     VMIG 1*   Nevada Muni Bond Bank PART MBIA-Insured 3.16%(b)                   4,460,000
    10,000,000     A-1+      Nevada State GO PART 3.07%(b)                                     10,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               80,010,000
---------------------------------------------------------------------------------------------------------
New Hampshire -- 0.6%
                             New Hampshire Higher Educational & Health Facilities
                               Authority Revenue: (VHA New England Inc.)
     4,200,000     A-1+          Series E AMBAC-Insured 3.15%(b)                                4,200,000
     8,300,000     A-1+          Series G AMBAC-Insured 3.15%(b)                                8,300,000
                             New Hampshire State Business Finance Authority:
     2,800,000     A-1         IDR (Park Nameplate Co.) 3.20%(b)(c)                             2,800,000
    17,000,000     A-1+        Lonza Biologics Inc. Series 98 3.05%(b)(c)                      17,000,000
     7,250,000     A-1         Luminescent System Series 98 3.20%(b)(c)                         7,250,000
     3,000,000     A-1+        Wheelabator Series 97A 3.05%(b)                                  3,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               42,550,000
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                19

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
New Jersey -- 1.1%
   $ 8,845,000     A-1+      New Jersey  GO PART 3.00% due 9/9/99(d)                       $    8,845,000
     4,095,000     A-1+      New Jersey  GO PART 3.10% due 2/10/00(d)                           4,095,000
                             New Jersey State TECP:
    10,000,000     A-1+        Series 98A 3.20% due 6/14/99                                    10,000,000
    17,000,000     A-1+        Series 98A 3.25% due 6/10/99                                    17,000,000
    10,930,000     A-1+      New Jersey Transporation Trust Federal Authority
                               PART MBIA-Insured 3.07%(b)                                      10,930,000
     5,000,000     A-1+      New Jersey TRAN TECP Series 1999A 3.25% due 6/14/99                5,000,000
    25,000,000     A-1+      South Jersey Transportation Authority BAN Series
                               98 2.95% due 11/3/99                                            25,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               80,870,000
---------------------------------------------------------------------------------------------------------
New Mexico -- 0.8%
     4,900,000     NR+       Bellen IDR (Solo New Mexico Project) 3.15%(b)(c)                   4,900,000
     1,895,000     A-1+      New Mexico Hospital Equipment (Lincoln Council
                               Hospital Facilities) MBIA-Insured 3.00%(b)                       1,895,000
     5,140,000     A-1+      New Mexico Mortgage Finance GNMA/FNMA PART
                               3.75% due 5/13/99(b)(d)                                          5,140,000
     3,005,000     A-1+      New Mexico Mortgage Finance Authority Series 1995
                               PART 3.45% due 4/8/99(b)(d)                                      3,005,000
     6,000,000     SP-1+     New Mexico TRAN Series 99 3.75% due 6/30/99                        6,011,228
    38,000,000     SP-1+     New Mexico TRAN Series 98-99 4.25% due 6/30/99                    38,058,790
---------------------------------------------------------------------------------------------------------
                                                                                               59,010,018
---------------------------------------------------------------------------------------------------------
New York -- 1.7%
                             Long Island Power Authority (Electricity System Revenue):
    18,195,000     A-1+        Series B PART 3.13%(b)                                          18,195,000
    19,000,000     A-1+        Series 98-3 TECP 3.20% due 7/22/99                              19,000,000
    20,000,000     A-1+        Series 98-4 TECP 3.00% due 4/8/99                               20,000,000
     5,100,000     A-1+        Series 2 2.80%(b)                                                5,100,000
     1,500,000     A-1+        Series 1 2.90%(b)                                                1,500,000
     7,500,000     A-1+        Series 4 TECP 2.95% due 4/7/99                                   7,500,000
     6,000,000     A-1+      MTA TECP BAN Subseries CP1 3.00% due 7/8/99                        6,000,000
    13,690,000     A-1       NYC GO PART Series M  AMBAC-Insured 3.00%(b)                      13,690,000
     4,000,000     A-1+      NYC Municipal Water TECP Series 98 3.05% due 4/26/99               4,000,000
    23,000,000     SP-1+     Suffolk County TRAN Series 1 3.50% due 8/12/99                    23,055,313
---------------------------------------------------------------------------------------------------------
                                                                                              118,040,313
---------------------------------------------------------------------------------------------------------
North Carolina -- 2.0%
     3,500,000     NR+       Iredell County Industrial Facilities & PCFA Industrial Revenue
                               (Valspar Corp. Project) 3.10%(b)(c)                              3,500,000
     3,625,000     NR+       Pasquotank County Hospital Revenue
                               Ablemarle Hospital 3.00%(b)                                      3,625,000
     9,530,000     A-1       North Carolina HFA PART 3.125%(b)(c)                               9,530,000
     4,400,000     NR+       North Carolina Agriculture Financial Authority
                               3.15%(b)(c)                                                      4,400,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
20                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
North Carolina -- 2.0% (continued)
                   A-1+      North Carolina Education Facilities Agency:
   $ 7,755,000                 (Brevard College) 3.00%(b)                                  $    7,755,000
     3,800,000     A-1         (Johnson C Smith University) 3.20%(b)                            3,800,000
    25,970,000     NR+       North Carolina Medical Care Community (Randolph
                               Hospital) Series 99 3.00%(b)                                    25,970,000
     6,110,000     A-1+      North Carolina Power Catawba Project Series A TECP
                               2.95% due 4/9/99                                                 6,110,000
     4,995,000     A-1+      North Carolina Public School Building PART 3.07%(b)                4,995,000
    10,000,000     A-1+      North Carolina State GO PART 3.07%(b)                             10,000,000
     8,000,000     NR++      North Carolina State Series A 4.75% due 4/1/99                     8,000,000
     1,800,000     A-1+      Rowan County IDR PCR (Double LLC Project)
                               Series 98 3.12%(b)(c)                                            1,800,000
    50,350,000     A-1+      Wake County IDR Carolina P/L Series C 2.95%(b)                    50,350,000
---------------------------------------------------------------------------------------------------------
                                                                                              139,835,000
---------------------------------------------------------------------------------------------------------
Ohio -- 2.4%
    22,000,000     A-1+      Cleveland Income Tax Revenue 3.05%(b)                             22,000,000
    20,200,000     A-1+      Cuyahoga County (Cleveland Clinic) Series C 3.00%(b)              20,200,000
    11,690,000     A-1       Cuyahoga County Hospital Revenue Bonds
                               (Walker Center) AMBAC-Insured 3.10%(b)                          11,690,000
     6,350,000     VMIG 1*   Franklin County Hospital Revenue
                               (U.S. Health Corp.) 3.05%(b)                                     6,350,000
    14,135,000     A-1+      Lake County Hospital Facilities Revenue (Lake
                               Hospital Systems Inc.) 3.05%(b)                                 14,135,000
    26,000,000     A-1+      Mahoning County Hospital Facility Revenue
                               (Forum Health Obligation Group)
                               Series B MBIA-Insured 3.05%(b)                                  26,000,000
     2,000,000     NR+       Oakwood Village IDR (Sennet Seel Corp.) 3.08%(b)                   2,000,000
     7,690,000     VMIG 1*   Ohio HFA Revenue Assisted Living Concept Corp
                               3.05%(b)(c)                                                      7,690,000
                             Ohio State Air Quality Development Authority Revenue
     4,100,000     A-1+        Timken Co.3.05%(c)                                               4,100,000
     4,000,000     A-1       Ohio State Improvement Rev Newark Group 3.10%(b)(c)                4,000,000
                             Ohio State Water Development Authority:
     5,500,000     A-1+        Duquesne Light Co. Project 3.05%(b)(c)                           5,500,000
    18,500,000     VMIG 1*     Timken Co. Project Waste Disposal Revenue
                                 3.15%(b)(c)                                                   18,500,000
    10,000,000     SP-1+     Summit County BANS Series A 4.50% due 6/3/99                      10,012,462
    11,000,000     NR++      Sycamore Community School District BAN
                               4.20% due 6/29/99                                               11,030,446
     7,780,000     VMIG 1*   Toledo City Services Special Assessment Notes 3.05%(b)             7,780,000
---------------------------------------------------------------------------------------------------------
                                                                                              170,987,908
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                21

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Oklahoma -- 0.8%
   $ 4,500,000     NR+       Creek County Industrial Authority IDR
                               (Henry Vogt Machinery) 3.20%(b)(c)                          $    4,500,000
                             Oklahoma State Water Resource Board Program:
    26,270,000     A-1+        Series 94A 2.90% due 9/1/99(d)                                  26,270,000
    29,000,000     A-1+        Series 99 2.90% due 9/1/99(d)                                   29,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               59,770,000
---------------------------------------------------------------------------------------------------------
Oregon -- 1.8%
                             Hillsboro Oregon Revenue:
     4,250,000     VMIG 1*     Graduate Center Project 3.10%(b)                                 4,250,000
     1,750,000     VMIG 1*     Graduate Center Institute Project 3.10%(b)                       1,750,000
                             Klamath Falls Electric Salt Cares Hydro:
    25,000,000     AAA         Series D 3.80% due 5/1/99 (d)                                   25,000,000
    25,000,000     AAA         Series D 3.80% due 5/1/99(d)                                    25,000,000
     1,300,000     NR+       Oregon State Economic Development Commission IDR
                               Trust Joist 3.05%(b)                                             1,300,000
                             Oregon State Housing & Community Services
                               Department Mortgage Revenue
                               (Single Family Mortgage Program):
     9,000,000     MIG 1*        Series E 3.60% due 8/31/99(d)                                  9,000,000
     5,000,000     MIG 1*        Series F 3.65% due 8/31/99(b)(d)                               5,000,000
    35,105,000     A-1+      Oregon State GO Series 73F 3.00%(b)                               35,105,000
    16,900,000     P-1*      Washington County MFH Authority (Cedar Mill Project)
                               3.05%(b)(c)                                                     16,900,000
---------------------------------------------------------------------------------------------------------
                                                                                              123,305,000
---------------------------------------------------------------------------------------------------------
Pennsylvania -- 5.5%
     6,750,000     NR+       Allegheny County Hospital Development Authority Revenue
                               (Health Care Dialysis Clinic) 3.05%(b)                           6,750,000
     2,430,000     NR+       Bucks County IDA IDR (Dunmore Corp. Project)
                               3.20%(b)(c)                                                      2,430,000
     4,900,000     A-1+      Carbon County IDA Resource Recovery (Panther Creek)
                               TECP Series A 3.15% due 8/10/99(c)                               4,900,000
     2,000,000     A-1+      Chester County Health & Educational Facilities Authority
                               PART AMBAC-Insured 3.05%(b)                                      2,000,000
    59,200,000     A-1+      Delaware EDA IDR (Clean Power Project) 3.15%(b)(c)                59,200,000
     3,900,000     NR+       East Pennsylvania Industrial & Commercial
                               Development Authority (Electronic Data
                               Systems Corp.) 3.05%(b)                                          3,900,000
    42,435,000     A-1+      Emmaus General Authority Revenue Series 96 3.05%(b)               42,435,000
     9,900,000     A-1+      Emmaus Pooled Loan Series G-13 3.00%(b)                            9,900,000
     2,500,000     A-1+      Indiana County PCR (Connemaugh Project)
                               Series A 3.00%(b)(c)                                             2,500,000
     2,500,000     NR++      Luzerne County IDA IDR (Culp Inc. Project) 3.15%(b)(c)             2,500,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
22                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Pennsylvania -- 5.5% (continued)
   $15,090,000     A-1       Luzerne County Convention Center Authority
                               Series A 3.15%(b)                                           $   15,090,000
    11,200,000     A-1       Pennsylvania EDA (National Gypsum Co. Project)
                               3.15%(b)(c)                                                     11,200,000
     5,400,000     A-1+      Pennsylvania Energy Development Authority
                               (Piney Creek) Series A 3.00%(b)(c)                               5,400,000
     3,150,000     AAA       Pennsylvania State GO Series A 6.60% due 6/1/99                    3,216,268
                             Pennsylvania State Higher Education Assistance Agency
                               Student Loan Revenue:
     3,200,000     A-1+          Series B 3.10%(b)(c)                                           3,200,000
    10,000,000     A-1+          Series C 3.10%(b)(c)                                          10,000,000
    28,775,000     A-1+      Pennsylvania State Higher Education University of
                               Pennsylvania Health Services Series B 3.20%(b)                  28,775,000
     7,400,000     A-1+      Philadelphia Gas Works TECP Series C
                               3.00% due 5/13/99                                                7,400,000
                             Philly Gas Works Revenue PART FSA-Insured:
    10,965,000     A-1         Series 1A 3.16%(b)                                              10,965,000
    10,745,000     A-1         Series 5A 3.16%(b)                                              10,745,000
     5,000,000     A-1       Philly IDR Airport Revenue PART FGIC-Insured
                               3.24%(b)(c)                                                      5,000,000
    23,000,000     SP-1+     Philadelphia School District TRAN Series A
                               4.25% due 6/30/99                                               23,033,930
    21,000,000     SP-1+     Philadelphia  TRAN 4.25% due 6/30/99                              21,030,979
    12,720,000     A-1       Pittsburgh GO PART Series A MBIA-Insured 3.09%(b)                 12,720,000
     1,000,000     VMIG 1*   Quakertown Hospital Authority Program Series 1985A
                               3.10%(b)                                                         1,000,000
                             Quakertown General Authority Revenue
                               (Pooled Financing Program):
    12,523,000     P-1*          Series A 3.10%(b)                                             12,523,000
     9,055,000     VMIG 1*       Series 98A 3.10%(b)                                            9,055,000
     5,800,000     A-1+      Sayre Health Care Facilities Authority Revenue
                               (VHR Cap Financing Project) Series J
                               AMBAC-Insured 3.05%(b)                                           5,800,000
    10,235,000     A-1+      Southeastern Transportation Authority Special Revenue
                               PART FGIC-Insured 3.05%(b)                                      10,235,000
    48,130,000     A-1       York General Authority Pooled Financing Revenue
                               3.10%(b)                                                        48,130,000
---------------------------------------------------------------------------------------------------------
                                                                                              391,034,177
---------------------------------------------------------------------------------------------------------
Puerto Rico -- 0.1%
     3,200,000     A-1+      Puerto Rico Gov't. Development Bank 2.75%(b)                       3,200,000
---------------------------------------------------------------------------------------------------------
Rhode Island -- 0.4%
     6,000,000     A-1+      Providence Off Street Public Corp. (Washington Street
                               Garage Corp. Project)  3.05%(b)(d)                               6,000,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                23

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Rhode Island -- 0.4% (continued)
   $11,105,000     A-1       Rhode Island State Economic Development Corp.
                               (McCoy Stadium) 3.10%(b)                                    $   11,105,000
     2,910,000     A-1       Rhode Island State IDR (Kilguss Realty Co.) 3.20%(b)(c)            2,910,000
     1,820,000     A-1       Rhode Island State IDR (J-Cor LLC Project)
                               Series 98 3.20%(b)(c)                                            1,820,000
     2,935,000     A-1       Rhode Island State (Mathew Realty Co.) 3.20%(b)(c)                 2,935,000
---------------------------------------------------------------------------------------------------------
                                                                                               24,770,000
---------------------------------------------------------------------------------------------------------
South Carolina -- 1.8%
                             Anderson County Industrial Revenue:
     6,580,000     NR+         Culp Inc. Project 3.15%(b)(c)                                    6,580,000
     2,500,000     NR+         Fed Paper Board Co. Inc. Project 3.15%(b)(c)                     2,500,000
     4,000,000     NR+         Mikron Corp. (Anderson Project) 3.20%(b)(c)                      4,000,000
     1,000,000     A-1+      Berkeley County (Amoco Oil) Project 3.30%(b)(c)                    1,000,000
     1,600,000     A-1+      Charleston County (Ziegler Coal Project) Series 97
                               3.50%(b)(c)                                                      1,600,000
     2,252,000     NR+       Chesterfield County IDR (Culp Inc. Project) 3.15%(b)(c)            2,252,000
     2,800,000     A-1+      Florence County Solid Waste Disposal (Roche Carolina
                               Project) 3.30%(b)(c)                                             2,800,000
     1,250,000     A-1+      Marlboro County IDR (Reliance Trading) 3.09%(b)(c)                 1,250,000
     4,000,000     A-1+      Marlboro County Solid Waste (Willamette Industry)
                               3.10%(b)(c)                                                      4,000,000
                             Piedmont Muni Power Agency Electric Revenue Refunding:
    24,800,000     A-1+        Series A MBIA-Insured 3.00%(b)                                  24,800,000
    16,500,000     A-1+        Series B MBIA-Insured 2.95%(b)                                  16,500,000
    14,100,000     A-1+        Series D MBIA-Insured 3.05%(b)                                  14,100,000
     8,300,000     VMIG 1*   South Carolina Port Authority PART FSA-Insured
                               3.18%(b)(c)                                                      8,300,000
                             South Carolina Jobs Economic Development
                               Authority Revenue:
     5,000,000     P-1*          BASF Corp. Project 3.10%(b)(c)                                 5,000,000
     4,200,000     NR+           Conco Medical Products Project 3.20%(b)(c)                     4,200,000
     5,000,000     NR+           Galey & Lord Industries Inc. Project 3.15%(b)(c)               5,000,000
     7,500,000     A-1           Franco Manufacture Co. Inc. Project 3.20%(b)(c)                7,500,000
     1,800,000     NR+           Greenville Machinery Project 3.15%(b)(c)                       1,800,000
     5,700,000     NR+           Orders Realty Co. Inc. Project 3.15%(b)(c)                     5,700,000
     2,200,000     NR+           Spartan Iron & Metal Project 3.15%(b)(c)                       2,200,000
     3,500,000     A-1+      Williamsburg County IDR Peddinghaus Project
                               3.09%(b)(c)                                                      3,500,000
---------------------------------------------------------------------------------------------------------
                                                                                              124,582,000
---------------------------------------------------------------------------------------------------------
South Dakota -- 0.1%
     6,200,000     A-1+      Yankton IDR (Kolberg Pioneer Inc.)
                               Series 98 3.05%(b)(c)                                            6,200,000
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
24                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Tennessee -- 5.3%
                             Anderson County Tennessee IDB Revenue Bonds:
   $ 4,435,000     P-1*        Becromal of America Inc. Project 3.50%(b)(c)                $    4,435,000
     3,000,000     NR+       Chattanooga IDR (Seaboard Farm Inc. Project) 3.00%(b)              3,000,000
                             Clarksville Public Building Authority Revenue:
     9,700,000     A-1+        Series 94 3.00%(b)                                               9,700,000
     6,820,000     VMIG 1*     Series 96 3.00%(b)                                               6,820,000
    25,300,000     VMIG 1*     Series 97 3.00%(b)                                              25,300,000
     2,400,000     VMIG 1*     Pooled Financing Tennessee Muni Board Fund
                                 Series 95 3.00%(b)                                             2,400,000
     4,200,000     VMIG 1*   Covington IDR (Charms Co. Project) 3.05%(b)(c)                     4,200,000
     4,350,000     NR+       Dayton IDR (LA-Z-Boy Chair Co. Project) 3.05%(b)                   4,350,000
     3,220,000     A-1+      Hamilton Tennessee Aquarium 3.00%(b)                               3,220,000
    23,100,000     P-1*      Kingsport IDR Disp Eastman Chemical Project Series A
                               3.05%(b)(c)                                                     23,100,000
     8,100,000     NR+       Loudon IDB PCR (AE Stanley Manufacturing) 3.05%(b)                 8,100,000
     3,100,000     NR+       McMInn County IDB (Thomas and Betts Corp.
                               Project) 3.15%(b)(c)                                             3,100,000
     2,500,000     A-1+      Memphis State GO Series 95A 3.15%(b)                               2,500,000
                             Metropolitan Nashville & Davidson County:
     4,880,000     NR+         Series 98 3.00%(b)                                               4,880,000
    12,400,000     VMIG 1*     IDB Revenue MFH (Arbor Knoll) 3.05%(b)                          12,400,000
                             Montgomery County Tennessee Public Building Authority
                               Pooled Financing Revenue:
    25,200,000     A-1+          Series 95 3.00%(c)                                            25,200,000
    20,085,000     VMIG 1*       Montgomery County Loan 3.00%(b)                               20,085,000
    45,000,000     VMIG 1*       Tennessee County Loan Pool 3.00%(b)                           45,000,000
    42,840,000     A-1+          Tennessee County Loan Pool 3.00%(b)                           42,840,000
     5,000,000     A-1+      Nashville & Davidson Steel Coils 3.15%(b)(c)                       5,000,000
     2,600,000     NR+       Roane County IDB IDR (Great Lakes Carbon Corp.) 3.25%(b)           2,600,000
                             Sevier County Public Building Authority (Local
                               Government Public Improvement) AMBAC-Insured:
     5,700,000     VMIG 1*       Series A-1  3.00%(b)                                           5,700,000
    10,000,000     VMIG 1*       Series B  3.00%(b)                                            10,000,000
    11,500,000     VMIG 1*       Series D-1  3.00%(b)                                          11,500,000
     4,290,000     VMIG 1*       Series E-2  3.00%(b)                                           4,290,000
     2,700,000     VMIG 1*       Series E-3  3.00%(b)                                           2,700,000
     1,700,000     VMIG 1*       Series E-5  3.00%(b)                                           1,700,000
     5,300,000     VMIG 1*       Series E-6  3.00%(b)                                           5,300,000
    10,000,000     VMIG 1*       Series A-1  3.00%(b)                                          10,000,000
     5,000,000     VMIG 1*       Series H-1  3.00%(b)                                           5,000,000
    10,000,000     VMIG 1*       Series G-1  3.00%(b)                                          10,000,000
     5,645,000     VMIG 1*       Series H-1  3.00%(b)                                           5,645,000
     3,000,000     VMIG 1*       Series H-2  3.00%(b)                                           3,000,000
    10,400,000     VMIG 1*       Series  I-B  3.00%(b)                                         10,400,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                25

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Tennessee-- 5.3% (continued)
   $ 9,945,000     NR+       Shelby County Health, Education & Housing
                               (Kirby Parkway Apartments) 3.00%(b)                         $    9,945,000
    23,400,000     A-1       Volunteer State Student Funding Corp. Student
                               Loan Revenue Series A-2 3.10%(b)(c)                             23,400,000
---------------------------------------------------------------------------------------------------------
                                                                                              376,810,000
---------------------------------------------------------------------------------------------------------
Texas -- 13.4%
                             Austin Travis & Williamson County TECP:
     5,000,000     A-1+        Series A 2.65% due 4/6/99                                        5,000,000
     4,100,000     A-1+        Series A 2.95% due 6/10/99                                       4,100,000
     3,616,000     A-1+        Series A 3.00% due 5/13/99                                       3,616,000
    19,340,000     A-1+      Austin Utility System Revenue PART MBIA-Insured
                               3.07%(b)                                                        19,340,000
    13,000,000     VMIG 1*   Barbers Texas School PART 3.25% due 11/10/99(d)                   13,000,000
                             Brazos River Authority PCR (Texas Utilities Electric Co.):
     2,000,000     A-1+        Series B AMBAC-Insured 3.45%(b)(c)                               2,000,000
     2,500,000     A-1+        Series 96 MBIA-Insured 3.30%(b)(c)                               2,500,000
     5,170,000     A-1+        Series 94 TECP 3.15% due 8/6/99(b)                               5,170,000
     1,750,000     A-1+      Brownsville Utilities System Series A TECP
                               3.00% due 5/13/99                                               1,750,000
    25,000,000     A-1+      Corpus Christi (Koch Industries) Series 99 3.15%(b)(c)            25,000,000
     4,700,000     VMIG 1*   Crawford IDR Franklin Industrial Project 3.09%(b)(c)               4,700,000
    15,000,000     A-1+      Dallas Fort Worth Regional Airport Revenue PART
                               MBIA Insured 3.12%(b)                                           15,000,000
                             Dallas Area Rapid Transit TECP:
     2,000,000     A-1+        Series B 3.15% due 7/16/99                                       2,000,000
     3,000,000     A-1+        Series A 3.15% due 8/6/99                                        3,000,000
     4,000,000     A-1+        Series B 3.15% due 7/16/99                                       4,000,000
     8,000,000     VMIG 1*   Dallas Water and Sewer PART 3.10% due 6/9/99(d)                    8,000,000
    11,000,000     VMIG 1*   Grapevine-Collyvile ISD PART 3.35% due 11/17/99(d)                11,000,000
                             Greater Texas Student Loan Corp.:
     7,830,000     A-1+        Series 96A 3.00% due 3/1/00(c)(d)                                7,830,000
    10,000,000     A-1+        Series 98A 3.00% due 3/1/00(c)(d)                               10,000,000
     3,100,000     NR+       Guadalupe Blanco River IDA IDR Refunding
                               (The BOC Group Inc Project) 3.05%(b)                             3,100,000
     7,650,000     A-1+      Gulf Coast IDR Marine Term Revenue Amoco Oil Co.
                               Project 3.00% due 3/1/00(d)                                      7,650,000
                             Gulf Coast Waste Disposal  Authority PCR:
    12,400,000     A-1+        Amoco 3.10%(b)                                                  12,400,000
     3,000,000     VMIG 1*     Amoco 3.35% due 4/1/99(d)                                        3,000,000
                             Harris County:
    21,100,000     A-1+        IDR Baytank Houston Inc. 3.00%(b)                               21,100,000
     2,133,000     A-1+        Series A TECP 2.95% due 6/10/99                                  2,133,000
     7,400,000     A-1+        Sub Lien Toll Road Series B 2.95%(b)                             7,400,000
    17,200,000     A-1+        Sub Lien Toll Road Series E 2.95%(b)                            17,200,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
26                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Texas-- 13.4% (continued)
   $15,000,000     A-1+      Houston Airport PART FGIC-Insured
                               3.25% due 6/9/99(d)                                         $   15,000,000
                             Houston GO :
     5,000,000     A-1+        Series A TECP 3.20% due 8/12/99                                  5,000,000
     5,000,000     A-1+        Series B TECP 3.20% due 8/6/99                                   5,000,000
     3,000,000     A-1+        Series B TECP 3.20% due 8/12/99                                  3,000,000
     4,000,000     A-1+        Series C 5.50% due 4/1/99(d)                                     4,000,000
     7,320,000     A-1+      Houston ISD PART 3.07%(b)                                          7,320,000
    38,000,000     MIG 1*    Houston TRAN 4.25% due 6/30/99                                    38,062,202
                             Houston Water Sewer Systems Revenue Series A:
    10,000,000     A-1+        2.90% TECP due 4/28/99                                          10,000,000
     6,000,000     A-1+        3.20% TECP due 7/29/99                                           6,000,000
    20,000,000     A-1+        3.25% TECP due 7/29/99                                          20,000,000
     9,500,000     A-1+      Katy Independent School District 3.10%(b)                          9,500,000
     8,000,000     NR+       Leon County IDC IDR (BOC Group Inc. Project) 3.05%(b)              8,000,000
    14,200,000     VMIG 1*   Mansfield Independent School District 3.05%(b)                    14,200,000
     3,100,000     A-1+      Mansfield IDR (Pier 1 Imports Texas Inc. Project)
                               3.20%(b)(c)                                                      3,100,000
     8,995,000     A-1+      Matagorda County NAV District PART 3.10%(b)                        8,995,000
     1,100,000     NR+       McAllen Health Facilities Development Corp. Revenue
                               (McAllen Associates No. 1) 3.15%(b)                              1,100,000
     3,540,000     NR+       Montgomery County IDA (Medical Manufacturing
                               Partnership Project) 3.10%(b)(c)                                 3,540,000
                             North Texas Higher Education Authority Inc.
                               Student Loan Revenue Refunding:
     6,700,000     A-1+          Series 1991A 3.10%(b)(c)                                       6,700,000
     3,500,000     A-1+          Series 1991F AMBAC-Insured 3.10%(b)(c)                         3,500,000
     5,500,000     A-1+          Series 1993A 3.10%(b)(c)                                       5,500,000
     5,815,000     A-1+          Series 98 3.05%(b)(c)                                          5,815,000
    47,660,000     A-1+      Plano Texas ISD 3.00% due 11/29/99(d)                             47,660,000
     5,000,000     A-1+      Regents University TECP Series A 2.95% due 6/9/99                  5,000,000
    14,600,000     A-1+      Richardson Independent School District Series A
                               3.10%(b)                                                        14,600,000
                             Round Rock:
     4,940,000     A-1+        ISD PART 3.25% due 12/9/99(d)                                    4,940,000
     2,850,000     NR+         IDC IDR Refunding (Tellabs Inc. Project) 3.05%(b)                2,850,000
     4,000,000     A-1+      Sabine River PCR Utilities Electricity Project 3.45%(c)(d)         4,000,000
    22,500,000     VMIG 1*   San Antonio Electricity & Gas PART 3.20% due 6/2/99(d)            22,500,000
     7,900,000     VMIG 1*   Tarrant County Water Control PART 3.20%(b)                         7,900,000
    24,000,000     A-1+      Texas Municipal Gas Reserves Corp. Series 98
                               FSA-Insured 3.00%(c)                                            24,000,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                27

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Texas -- 13.4% (continued)
                             Texas Municipal Power Authority TECP Series 91:
   $ 4,600,000     A-1         2.60% due 4/26/99                                           $    4,600,000
    10,000,000     A-1         3.20% due 7/19/99                                               10,000,000
     7,100,000     A-1         3.20% due 7/20/99                                                7,100,000
     3,570,000     A-1+      Texas A & M University Revenue PART AMBAC-Insured
                               3.09%(b)                                                         3,570,000
    57,665,000     VMIG 1*   Texas Small Business IDC IDR (Texas Public Capital
                               Access) 3.05%(b)                                                57,665,000
     3,800,000     A-1+      Texas GO Veterans Housing PART 3.12%(b)(c)                         3,800,000
    48,320,000     A-1+      Texas GO Veterans Housing PART 3.30%(b)(c)                        48,320,000
                             Texas State TRAN:
    25,000,000     A-1+        Series 97B TECP 2.95% due 4/6/99                                25,000,000
    25,000,000     A-1+        Series 97B TECP 2.95% due 7/15/99                               25,000,000
    25,000,000     A-1+        Series 97B TECP 2.95% due 7/13/99                               25,000,000
    25,000,000     A-1+        Series 97B TECP 2.95% due 7/14/99                               25,000,000
   114,765,000     SP-1+       Series 98 4.50% due 8/31/99                                    115,435,486
                             Texas PFA Series 1993A TECP:
    10,000,000     A-1+        3.20% due 6/9/99                                                10,000,000
     5,000,000     A-1+        3.20% due 8/6/99                                                 5,000,000
     5,000,000     A-1+        3.20% due 8/12/99                                                5,000,000
     5,900,000     VMIG 1*   Trinity River Authority PCR (General Motors Corp.
                               Project) 3.20%(b)                                                5,900,000
    40,000,000     VMIG 1*   Tyler Texas Health Facilities Development
                               Corporation Hospital Revenue 3.05%(b)                           40,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              954,161,688
---------------------------------------------------------------------------------------------------------
Utah -- 2.1%
    15,000,000     A-1+      Central Water Consevation Series E 3.05%(b)                       15,000,000
                             Intermountain Power Agency Power Supply Revenue:
    21,000,000     A-1+        Series 85E TECP 2.95% due 4/8/99                                21,000,000
     1,500,000     A-1+        Series 85E TECP 3.15% due 7/21/99                                1,500,000
     4,400,000     A-1+      Morgan County Solid Waste Disposal Revenue
                               (Holnam Inc. Project) 3.10%(b)(c)                                4,400,000
     4,265,000     A-1       Ogden City IDR (Infiltrator System Inc. Project)
                               3.20%(b)(c)                                                      4,265,000
                             Salt Lake City:
    22,240,000     A-1+        Airport Revenue Series A 3.10%(b)(c)                            22,240,000
     2,000,000     A-1+        Amoco Project 3.45% due 4/1/99(d)                                2,000,000
                             Utah State Board Regents Student Loan Revenue:
    19,500,000     A-1+        AMBAC-Insured Series Q 3.10%(b)(c)                              19,500,000
    27,000,000     A-1+        AMBAC-Insured Series L  3.10%(b)(c)                             27,000,000
    12,600,000     A-1+        AMBAC-Insured Series C  3.10%(b)(c)                             12,600,000
    15,000,000     VMIG 1*     Series A  3.10%(b)(c)                                           15,000,000
     2,600,000     NR+       Weber County IDR (Parker Inc. Project) 3.05%(b)                    2,600,000
---------------------------------------------------------------------------------------------------------
                                                                                              147,105,000
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
28                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Vermont -- 0.2%
                             Vermont Educational Buildings Finance VHA
                               (New England Project) AMBAC-Insured:
   $ 1,900,000     A-1+          Series B  3.15%(b)                                        $    1,900,000
     3,100,000     A-1+          Series E  3.15%(b)                                             3,100,000
    10,200,000     A-1+      Vermont IDA IDR (Ryegate Project)  3.10%(b)(c)                    10,200,000
---------------------------------------------------------------------------------------------------------
                                                                                               15,200,000
---------------------------------------------------------------------------------------------------------
Virginia -- 1.3%
     7,600,000     A-1       Alexandria Virginia IDR (Pooled Loan Program) 3.00%(b)             7,600,000
     2,100,000     A-1+      Brunswick Conty IDR (Aegis Waste Solution) 3.15%(b)(c)             2,100,000
    10,800,000     A-1+      Dinwiddie County IDR (Chaparral Steel) 3.35%(b)(c)                10,800,000
     4,300,000     NR+       Front Royal & Warren IDA (PenTab Industries)3.05%(b)(c)            4,300,000
     5,000,000     NR+       Henrico Virginia Hermitage Health 3.00%(b)                         5,000,000
     3,000,000     A-1+      King George County IDA Solid Waste Disposal Facility
                               Revenue Garnet of VA Inc. Project 3.05%(b)(c)                    3,000,000
     7,800,000     A-1+      Lynchburgh IDR VHA (Mid Atlantic Capital Project)
                               AMBAC-Insured 3.15%(b)(c)                                        7,800,000
     2,000,000     A-1+      Norfolk IDR (Children Hospital Project) 3.00%(b)                   2,000,000
                             Richmond Virginia:
    16,000,000     A-1         GO RAN Series C 3.00%(b)                                        16,000,000
    23,460,000     A-1         BAN 3.00%(b)                                                    23,460,000
     7,520,000     NR+       Rockbridge County IDR DES Champs High 3.10%(b)(c)                  7,520,000
     4,400,000     A-1+      Virginia Port Authority Revenue PART 3.12%(b)                      4,400,000
---------------------------------------------------------------------------------------------------------
                                                                                               93,980,000
---------------------------------------------------------------------------------------------------------
Washington -- 1.8%
     2,400,000     A-1       Olympia EDA Spring Air Northwest Project 3.25%(b)(c)               2,400,000
     7,245,000     NR+       Pierce County (Port Sea-Land Service Project) 3.05%(b)             7,245,000
    11,255,000     A-1+      Pierce County EDA Special Revenue (Weyerhaesuser
                               Real Estate) 3.00%(b)                                           11,255,000
     1,200,000     P-1*      Pierce County EDC Dock and Wharf Facility Revenue
                               (SCS Industries) 3.05%(b)(c)                                     1,200,000
     6,055,000     A-1       Port Pasco Economic Development (Douglas Fruit Co.,
                               Inc. Project) 3.25%(b)(c)                                        6,055,000
    12,440,000     A-1       Snohomish School District PART FGIC-Insured
                               3.25% due 8/10/99(d)                                            12,440,000
                             Washington Metro Airport Authority TECP:
     5,000,000     A-1         3.10% due 4/13/99(b)                                             5,000,000
    12,700,000     A-1         3.10% due 4/14/99(b)                                            12,700,000
    10,000,000     A-1         3.20% due 6/18/99(b)                                            10,000,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                29

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Washington -- 1.8% (continued)
   $ 2,900,000     VMIG 1*   Washington Health (Hutchinson Cancer Research)
                               3.35%(b)                                                    $    2,900,000
     6,650,000     A-1+      Washington State GO Series 96B PART
                               3.20% due 12/9/99(d)                                             6,650,000
     4,735,000     VMIG 1*   Washington State Housing (Canyon Lakes II Project)
                               3.30%(b)(c)                                                      4,735,000
                             Washington State Housing Finance Commission
                               Multi-Family Mortgage Revenue:
     8,450,000     A-1+          Arbors on the Park Project  3.25%(b)(c)                        8,450,000
     7,840,000     VMIG 1*       Glenbrooke Apartments Project Series A
                                   3.15%(b)(c)                                                  7,840,000
                             Washington State Public Power Supply Systems:
     4,120,000     A-1+        PART AMBAC-Insured 3.10%(b)                                      4,120,000
     5,700,000     A-1+        Series 93 2.95%(b)                                               5,700,000
     7,300,000     A-1+        Nuclear Project Series 1A/2 2.95%(b)                             7,300,000
                             Yakima County Public Corp.:
     5,900,000     P-1*        Can Am Millwork Limited 3.25%(b)(c)                              5,900,000
     2,000,000     NR+         Longview Fibre Co. Project  3.30%(b)(c)                          2,000,000
     3,100,000     NR+       Yakima County Washington Public Corp. IDR
                               (John I. Haas Project) 3.15%(b)(c)                               3,100,000
---------------------------------------------------------------------------------------------------------
                                                                                              126,990,000
---------------------------------------------------------------------------------------------------------
West Virginia -- 0.4%
                             Marion County Commission Solid Waste Disposal
                               Facility Revenue (Granttown Project):
     4,900,000     A-1+          Series B 3.10%(b)(c)                                           4,900,000
     3,400,000     A-1+          Series D 3.10%(b)(c)                                           3,400,000
     1,730,000     NR++      Putnam County Solid Waste Disposal Revenue
                               (FMC Corp.) 3.15%(b)(c)                                          1,730,000
                             West Virginia State Hospital Finance Authority Hospital
                               Revenue (Mid-Atlantic/Cap) AMBAC Insured:
     5,700,000     A-1           Series D 3.15%(b)                                              5,700,000
     4,490,000     A-1           Series E 3.15%(b)                                              4,490,000
     3,800,000     A-1           Series G 3.15%(b)                                              3,800,000
     5,785,000     AAA       West Virginia State Parkway Economic Development &
                               Tourism FGIC-Insured (Pre-Refunded--Escrowed
                               with U.S. government securities to 7/1/99 @ 102)
                               7.125% due 7/1/99                                                5,948,845
---------------------------------------------------------------------------------------------------------
                                                                                               29,968,845
---------------------------------------------------------------------------------------------------------
Wisconsin -- 3.8%
     9,500,000     NR+       Brokaw Sewer & Solid Waste Revenue (Wausau Paper
                               Mills Co. Project) 3.30%(b)(c)                                   9,500,000
     3,610,000     A-1+      Germantown Wisconsin IDR (Great Lakes Pack Corp.)
                               3.09%(b)(c)                                                      3,610,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
30                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Wisconsin -- 3.8% (continued)
   $19,475,000     A-1       Milwaukee Housing Economic Development Authority
                               PART 3.12%(b)(c)                                            $   19,475,000
     2,905,000     VMIG 1*   Milwaukee State GO PART 3.20%(b)                                   2,905,000
     3,000,000     A-1       Milwaukee Redevelopment Humane Society Project
                               3.25%(b)(c)                                                      3,000,000
    25,500,000     A-1+      University Hospitals & Clinics Authority Revenue
                               MBIA-Insured 3.00%(b)                                           25,500,000
     7,495,000     A-1+      Wisconsin Central District Tax Revenue PART 3.129%(b)              7,495,000
     2,745,000     VMIG 1*   Wisconsin Housing and Economic Development Authority
                               Home Ownership Revenue PART 3.12%(b)(c)                          2,745,000
     6,320,000     A-1+      Wisconsin Public Power Inc. System Power Supply
                               System Revenue PART AMBAC-Insured 3.09%(b)                       6,320,000
                             Wisconsin State GO TECP:
    10,221,000     A-1+        Series A 3.15% due 8/5/99                                       10,221,000
     3,075,000     A-1+        Series 97A 3.15% due 7/21/99                                     3,075,000
     3,079,000     A-1+        Series 97A 3.15% due 7/21/99                                     3,079,000
    10,684,000     A-1+        Series 97A 3.125% due 7/13/99                                   10,684,000
     4,116,000     A-1+        Series 97A 2.65% due 4/6/99                                      4,116,000
     1,049,000     A-1+        Series 97B 3.125% due 7/13/99                                    1,049,000
     5,347,000     A-1+        Series 97B 3.15% due 7/21/99                                     5,347,000
     3,000,000     AAA       Wisconsin St GO (Pre-Refunded--Escrowed with U.S.
                               government securities to 5/1/99 @ 101)
                               6.50% due 5/1/99                                                 3,036,619
   120,000,000     SP-1+     Wisconsin State Operating Notes 4.50% due 6/15/99                120,226,160
     8,535,000     A-1+      Wisconsin State Health & Education
                               (Edgewood College) 3.10%(b)                                      8,535,000
    15,200,000     A-1+      Wisconsin State Health & Education Facilities Authority
                               (Felician Services) AMBAC-Insured 3.07%(b)                      15,200,000
     7,000,000     A-1+      Wisconsin Transportation Revenue TECP
                               Series 97A 3.00% due 6/9/99                                      7,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              272,118,779
---------------------------------------------------------------------------------------------------------
Wyoming -- 1.0%
                             Green River Power Rhone-Poulene:
     2,500,000     A-1+        Series 92 3.10%(b)                                               2,500,000
     6,600,000     A-1+        Series 92 3.10%(b)                                               6,600,000
    11,000,000     A-1+        Series 94 3.15%(b)(c)                                           11,000,000
     8,600,000     VMIG 1*   Green River Solid Waste Oci Project 3.09%(b)(c)                    8,600,000
     5,600,000     A-1+      Kemmerer County PCR (Exxon) 3.10%(b)                               5,600,000
     2,500,000     A-1       Sweetwater County PCR (Idaho Power Co.) 3.15%(b)                   2,500,000
    30,000,000     SP-1+     Wyoming State General Fund TRANS Series 99
                               4.00% due 6/25/99                                               30,028,862
---------------------------------------------------------------------------------------------------------
                                                                                               66,828,862
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                31

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                         SECURITY                                  VALUE
=========================================================================================================
Miscellaneous -- 1.8%
                             Clipper Blue Tax-Exempt PART:
   $51,426,715     VMIG 1*     95 - 1 3.21%(b)(c)                                          $   51,426,684
     5,253,842     VMIG 1*     95 - 2  3.41%(c)                                                 5,253,831
     3,401,527     VMIG 1*     95 - 1 3.41%(c)                                                  3,401,527
                             Pooled Puttable Floating Options Tax-Exempt PART:
     8,500,000     A-1+        3.90%(b)(c)                                                      8,500,000
     8,775,000     A-1+        3.21%(b)(c)                                                      8,775,000
     6,615,000     VMIG1*      3.21%(b)(c)                                                      6,615,000
    19,305,000     A-1+      Pooled Variable Rate Macon Trust PART 3.31%(b)(c)                 19,305,000
    27,820,000     A-1+      Pooled Variable Rate PART 3.18%(b)                                27,820,000
---------------------------------------------------------------------------------------------------------
                                                                                              131,097,042
---------------------------------------------------------------------------------------------------------
                             TOTAL INVESTMENTS -- 100%
                             (Cost -- $7,110,939,917**)                                    $7,110,939,917
=========================================================================================================

(a) All ratings are by Standard & Poor's Rating Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(c) Income from this issue is considered a preference item for the purposes of calculating the alternative minimum tax.
(d)   Variable rate obligation payable at par on demand on the date indicated.
+ Security has not been rated by either Moody's Investors Service Inc. or Standard & Poor's Rating Service. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
++ Security has not been rated by either Moody's Investors Service Inc. or Standard & Poor's Rating Service. However, the Board of Directors has determined this security to present minimal credit risks.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 33 and 34 for definition of ratings and certain security descriptions.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
32                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Rating Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA    -- Debt rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.
AA     -- Debt rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A      -- Debt rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB    -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A      -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa    -- Bonds that are rated "Baa" are considered as medium grade obligations,
          i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                33

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
MIG 1  -- Moody's highest rating for short-term municipal obligations.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. VMIG 2 -- Moody's second highest rating for issues having a demand feature --
          VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

AMBAC  -- AMBAC Indemnity Corporation
BAN    -- Bond Anticipation Notes
CGIC   -- Capital Guaranty Insurance Company
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EFA    -- Educational Facilities Authority
ETM    -- Escrowed to Maturity
FGIC   -- Financial Guaranty Insurance Company
FRTC   -- Floating Rate Trust Certificates
FSA    -- Financial Security Assurance
GO     -- General Obligation
HDA    -- Housing Development Authority
HEFA   -- Health and Educational Facilities Authority
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Devlopment Corporation
IDR    -- Industrial Development Revenue
MBIA   -- Municipal Bond Investors Assurance Corporation
MFH    -- Multi-Family Housing
PART   -- Partnership Structure
PCFA   -- Pollution Control Finance Authority
PCR    -- Pollution Control Revenue
PFA    -- Public Facilities Authority
RAN    -- Revenue Anticipation Notes
RAW    -- Revenue Anticipation Warrants
STEM   -- Short-Term Extendable Maturity
SWAP   -- Swap Structure
TAN    -- Tax Anticipation Notes
TECP   -- Tax Exempt Commercial Paper
TOB    -- Tender Option Bond
TRAN   -- Tax & Revenue Anticipation Notes
VHA    -- Veterans Housing Authority


--------------------------------------------------------------------------------
34                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                               March 31, 1999
--------------------------------------------------------------------------------

ASSETS:
   Investments, at amortized cost                               $ 7,110,939,917
   Interest receivable                                               51,889,745
   Other assets                                                         869,950
--------------------------------------------------------------------------------
   Total Assets                                                   7,163,699,612
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                  23,606,645
   Dividends payable                                                  8,298,452
   Management fees payable                                            2,821,975
   Distribution fees payable                                            255,206
   Deferred compensation payable                                         35,249
   Payable to bank                                                        9,555
   Accrued expenses                                                     565,945
--------------------------------------------------------------------------------
   Total Liabilities                                                 35,593,027
--------------------------------------------------------------------------------
Total Net Assets                                                $ 7,128,106,585
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                   $    71,283,259
   Capital paid in excess of par value                            7,057,401,607
   Accumulated net realized loss on security transactions              (578,281)
--------------------------------------------------------------------------------
Total Net Assets                                                $ 7,128,106,585
================================================================================
Shares Outstanding:
   Class A                                                        7,104,334,497
   -----------------------------------------------------------------------------
   Class Y                                                           23,991,378
   -----------------------------------------------------------------------------
Net Asset Value, per share:
   Class A                                                      $          1.00
   -----------------------------------------------------------------------------
   Class Y                                                      $          1.00
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                35

--------------------------------------------------------------------------------
Statement of Operations                        For the Year Ended March 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                        $230,134,100
--------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                          32,200,646
   Distribution fees (Note 3)                                         6,723,338
   Shareholder and system servicing fees                              1,699,035
   Registration fees                                                    644,250
   Shareholders communications                                          316,693
   Custody                                                              269,016
   Audit and legal fees                                                  49,409
   Directors' fees                                                       13,711
   Other                                                                166,300
--------------------------------------------------------------------------------
   Total Expenses                                                    42,082,398
--------------------------------------------------------------------------------
Net Investment Income                                               188,051,702
--------------------------------------------------------------------------------
Net Realized Gain on Investments                                        469,190
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $188,520,892
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
36                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets                For the Years Ended March 31,
--------------------------------------------------------------------------------

                                                   1999               1998
================================================================================
OPERATIONS:
   Net investment income                    $    188,051,702   $    180,135,362
   Net realized gain                                 469,190            313,303
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations        188,520,892        180,448,665
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)          (188,051,621)      (180,135,362)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares           29,271,556,660     26,427,767,746
   Net asset value of shares issued
     for reinvestment of dividends               183,382,155        173,887,645
   Cost of shares reacquired                 (28,664,024,895)   (25,832,162,287)
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                     790,913,920        769,493,104
--------------------------------------------------------------------------------
Increase in Net Assets                           791,383,191        769,806,407
NET ASSETS:
   Beginning of year                           6,336,723,394      5,566,916,987
--------------------------------------------------------------------------------
   End of year                              $  7,128,106,585   $  6,336,723,394
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                37

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (d) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


--------------------------------------------------------------------------------
38                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3. Management Agreement and Other Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager to the Fund. The Fund pays SSBCa management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion, 0.45% on the next $2.5 billion and 0.40% on average daily net assets in excess of $7.5 billion. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group. Pursuant to a Distribution Plan, the Fund pays SSB a service fee calculated with respect to Class A and L shares at an annual rate of 0.10% of the Fund's average daily net assets.

All officers and one Director of the Fund are employees of SSB.

4. Capital Loss Carryforward

At March 31, 1999, the Fund had, for Federal income tax purposes, approximately $578,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on March 31 of the year indicated:

                                   2001         2002       2003        2005
================================================================================
Carryforward Amounts             $400,000     $37,000    $72,000     $69,000
================================================================================

5. Capital Shares

The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Class Y shares can be purchased directly by investors. Class C shares are not available for purchase. They represent previously issued B shares, which were renamed as Class C shares effective November 7, 1994. Class C shares may only be redeemed or exchanged out of the Fund.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                39

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At March 31, 1999, total paid-in capital amounted to the following for each class:

                                                       Class A        Class Y
================================================================================
Total Paid-in Capital                              $7,104,692,306   $23,992,560
================================================================================

Transactions in shares of each class were as follows:

                                              Year Ended           Year Ended
                                            March 31, 1999       March 31, 1998
================================================================================
Class A
  Shares sold                               29,150,652,716       26,413,795,660
  Shares issued on reinvestment                183,074,353          173,772,012
  Shares reacquired                        (28,566,310,554)     (25,813,798,019)
--------------------------------------------------------------------------------
  Net Increase                                 767,416,515          773,769,653
================================================================================
Class C*
  Shares sold                                           --                   --
  Shares issued on reinvestment                         11                  212
  Shares reacquired                                 (4,733)             (10,611)
--------------------------------------------------------------------------------
  Net Decrease                                      (4,722)             (10,399)
================================================================================
Class Y
  Shares sold                                  120,903,944           13,972,086
  Shares issued on reinvestment                    307,791              115,421
  Shares reacquired                            (97,709,608)         (18,353,657)
--------------------------------------------------------------------------------
  Net Increase (Decrease)                       23,502,127           (4,266,150)
================================================================================

* On May 5, 1998, Class C shares were fully redeemed.


--------------------------------------------------------------------------------
40                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended March 31:

Class A Shares                          1999          1998          1997          1996            1995
========================================================================================================
Net Asset Value,
  Beginning of Year                   $   1.00      $   1.00      $   1.00      $   1.00        $   1.00
--------------------------------------------------------------------------------------------------------
  Net investment income (1)              0.028         0.031         0.029         0.033           0.027
  Dividends from net
    investment income                   (0.028)       (0.031)       (0.029)       (0.033)         (0.027)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year          $   1.00      $   1.00      $   1.00      $   1.00        $   1.00
--------------------------------------------------------------------------------------------------------
Total Return                              2.84%         3.15%         2.94%         3.34%           2.71%
--------------------------------------------------------------------------------------------------------
Net Assets,
  End of Year (millions)              $  7,104      $  6,336      $  5,562      $  5,395        $  4,651
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (1) (2)                        0.62%         0.61%         0.67%         0.63%           0.61%
  Net investment income                   2.79          3.10          2.90          3.28            3.01
========================================================================================================

Class Y Shares                          1999          1998          1997         1996(3)
========================================================================================================
Net Asset Value, Beginning of Year    $   1.00      $   1.00      $   1.00      $   1.00
--------------------------------------------------------------------------------------------------------
  Net investment income                  0.029         0.032         0.030         0.004
  Dividends from net
    investment income                   (0.029)       (0.032)       (0.030)       (0.004)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year          $   1.00      $   1.00      $   1.00      $   1.00
--------------------------------------------------------------------------------------------------------
Total Return                              2.95%         3.25%         3.04%         0.39%++
--------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)    $   24.0      $    0.5      $    5.0      $   18.0
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)                            0.49%         0.52%         0.57%         0.55%+
  Net investment income                   2.90          3.23          3.00          2.81+
========================================================================================================

(1) The manager has waived a part of its fees for the years ended March 31, 1996 and March 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                             Per Share Decreases           Expense Ratios
                           to Net Investment Income      Without Fee Waivers
                           ------------------------      -------------------

                                1996       1995            1996        1995
                              -------    -------          ------      ------
      Class A                 $0.0001    $0.0002           0.64%       0.63%

(2) As a result of voluntary expense limitations, expense ratios will not exceed 0.70% of any Class of the Fund.
(3)   For the period from February 12, 1996 (inception date) to March 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                41

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of the Smith Barney Municipal Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Municipal Money Market Fund, Inc. as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Municipal Money Market Fund, Inc. as of March 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                  /s/ KPMG LLP

New York, New York
May 12, 1999


--------------------------------------------------------------------------------
42                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended March 31, 1999:

      o 100% of the dividends paid by the Fund from net investment income as tax exempt for regular Federal income tax purposes.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                43

                                                            SALOMON SMITH BARNEY
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

Directors

Donald R. Foley
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph Benevento
Vice President

Joseph P. Deane
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager

SSBCFund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder
Servicing Agent

First Data Investor Services
Group, Inc.
P.O. Box 1376
Boston, MA 02104

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Municipal
Money Market Fund, Inc.
388 Greenwich Street
New York, New York 10013

www.smithbarney.com

FD2396 5/99